UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21777
JOHN HANCOCK FUNDS III
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended March 31, 2026:
  John Hancock Disciplined Value Fund
  John Hancock Disciplined Value Mid Cap Fund
  John Hancock Global Shareholder Yield Fund
  John Hancock International Growth Fund
  John Hancock U.S. Growth Fund

John Hancock Disciplined Value Fund
Class A/JVLAX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class A/JVLAX)	$104	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Fund (Class A/JVLAX) returned 19.22% (excluding sales charges) for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Value stocks, while outperforming in the first quarter of 2026, lagged the broader market over the full 12 months.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The semiconductor stocks Micron Technology, Inc. and Applied Materials, Inc., which benefited from expectations for rising demand fueled by the artificial intelligence (AI) infrastructure buildout, were the leading contributors to absolute returns in the sector. Flex, Ltd. and Oracle Corp. also produced strong gains.
Industrials | Positions in aerospace/defense stocks were key contributors, led by L3Harris Technologies, Inc. The trucking companies C.H. Robinson Worldwide, Inc. and Old Dominion Freight Line, Inc. also performed well, as did FedEx Corp.
Other areas of strength | Holdings in materials, energy, and financials made meaningful contributions, as well. Kinross Gold Corp., Marathon Petroleum Corp., and JPMorgan Chase & Co. were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Health care | UnitedHealth Group, Inc., which was hurt by questions about its billing practices, a management change, and weaker profit margins, accounted for the majority of the shortfall.
Consumer discretionary | This was the only other sector in which the fund’s holdings posted a negative absolute return. Amazon.com, Inc., and lululemon athletica, Inc., both of which were added during the course of the period, were the primary detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class A/JVLAX)	13.24%	9.75%	10.77%
Disciplined Value Fund (Class A/JVLAX)—excluding sales charge	19.22%	10.89%	11.34%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$16,992,910,855
Total number of portfolio holdings	81
Total advisory fees paid (net)	$99,503,860
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

Sector Composition
Financials	20.6%
Industrials	16.2%
Information technology	12.7%
Health care	10.3%
Energy	8.0%
Materials	7.9%
Consumer staples	7.1%
Utilities	5.4%
Consumer discretionary	4.9%
Communication services	3.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5346148
340A-A
3/26
5/26
John Hancock Disciplined Value Fund

John Hancock Disciplined Value Fund
Class C/JVLCX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class C/JVLCX)	$186	1.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Fund (Class C/JVLCX) returned 18.32% (excluding sales charges) for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Value stocks, while outperforming in the first quarter of 2026, lagged the broader market over the full 12 months.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The semiconductor stocks Micron Technology, Inc. and Applied Materials, Inc., which benefited from expectations for rising demand fueled by the artificial intelligence (AI) infrastructure buildout, were the leading contributors to absolute returns in the sector. Flex, Ltd. and Oracle Corp. also produced strong gains.
Industrials | Positions in aerospace/defense stocks were key contributors, led by L3Harris Technologies, Inc. The trucking companies C.H. Robinson Worldwide, Inc. and Old Dominion Freight Line, Inc. also performed well, as did FedEx Corp.
Other areas of strength | Holdings in materials, energy, and financials made meaningful contributions, as well. Kinross Gold Corp., Marathon Petroleum Corp., and JPMorgan Chase & Co. were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Health care | UnitedHealth Group, Inc., which was hurt by questions about its billing practices, a management change, and weaker profit margins, accounted for the majority of the shortfall.
Consumer discretionary | This was the only other sector in which the fund’s holdings posted a negative absolute return. Amazon.com, Inc., and lululemon athletica, Inc., both of which were added during the course of the period, were the primary detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class C/JVLCX)	17.32%	10.05%	10.51%
Disciplined Value Fund (Class C/JVLCX)—excluding sales charge	18.32%	10.05%	10.51%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$16,992,910,855
Total number of portfolio holdings	81
Total advisory fees paid (net)	$99,503,860
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

Sector Composition
Financials	20.6%
Industrials	16.2%
Information technology	12.7%
Health care	10.3%
Energy	8.0%
Materials	7.9%
Consumer staples	7.1%
Utilities	5.4%
Consumer discretionary	4.9%
Communication services	3.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346148

340A-C

3/26

5/26

John Hancock Disciplined Value Fund

John Hancock Disciplined Value Fund
Class I/JVLIX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class I/JVLIX)	$77	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Fund (Class I/JVLIX) returned 19.51% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Value stocks, while outperforming in the first quarter of 2026, lagged the broader market over the full 12 months.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The semiconductor stocks Micron Technology, Inc. and Applied Materials, Inc., which benefited from expectations for rising demand fueled by the artificial intelligence (AI) infrastructure buildout, were the leading contributors to absolute returns in the sector. Flex, Ltd. and Oracle Corp. also produced strong gains.
Industrials | Positions in aerospace/defense stocks were key contributors, led by L3Harris Technologies, Inc. The trucking companies C.H. Robinson Worldwide, Inc. and Old Dominion Freight Line, Inc. also performed well, as did FedEx Corp.
Other areas of strength | Holdings in materials, energy, and financials made meaningful contributions, as well. Kinross Gold Corp., Marathon Petroleum Corp., and JPMorgan Chase & Co. were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Health care | UnitedHealth Group, Inc., which was hurt by questions about its billing practices, a management change, and weaker profit margins, accounted for the majority of the shortfall.
Consumer discretionary | This was the only other sector in which the fund’s holdings posted a negative absolute return. Amazon.com, Inc., and lululemon athletica, Inc., both of which were added during the course of the period, were the primary detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class I/JVLIX)	19.51%	11.16%	11.61%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$16,992,910,855
Total number of portfolio holdings	81
Total advisory fees paid (net)	$99,503,860
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

Sector Composition
Financials	20.6%
Industrials	16.2%
Information technology	12.7%
Health care	10.3%
Energy	8.0%
Materials	7.9%
Consumer staples	7.1%
Utilities	5.4%
Consumer discretionary	4.9%
Communication services	3.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346148

340A-I

3/26

5/26

John Hancock Disciplined Value Fund

John Hancock Disciplined Value Fund
Class NAV/JDVNX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class NAV/JDVNX)	$65	0.59%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Fund (Class NAV/JDVNX) returned 19.65% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Value stocks, while outperforming in the first quarter of 2026, lagged the broader market over the full 12 months.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The semiconductor stocks Micron Technology, Inc. and Applied Materials, Inc., which benefited from expectations for rising demand fueled by the artificial intelligence (AI) infrastructure buildout, were the leading contributors to absolute returns in the sector. Flex, Ltd. and Oracle Corp. also produced strong gains.
Industrials | Positions in aerospace/defense stocks were key contributors, led by L3Harris Technologies, Inc. The trucking companies C.H. Robinson Worldwide, Inc. and Old Dominion Freight Line, Inc. also performed well, as did FedEx Corp.
Other areas of strength | Holdings in materials, energy, and financials made meaningful contributions, as well. Kinross Gold Corp., Marathon Petroleum Corp., and JPMorgan Chase & Co. were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Health care | UnitedHealth Group, Inc., which was hurt by questions about its billing practices, a management change, and weaker profit margins, accounted for the majority of the shortfall.
Consumer discretionary | This was the only other sector in which the fund’s holdings posted a negative absolute return. Amazon.com, Inc., and lululemon athletica, Inc., both of which were added during the course of the period, were the primary detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class NAV/JDVNX)	19.65%	11.29%	11.75%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$16,992,910,855
Total number of portfolio holdings	81
Total advisory fees paid (net)	$99,503,860
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

Sector Composition
Financials	20.6%
Industrials	16.2%
Information technology	12.7%
Health care	10.3%
Energy	8.0%
Materials	7.9%
Consumer staples	7.1%
Utilities	5.4%
Consumer discretionary	4.9%
Communication services	3.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346148

340A-NAV

3/26

5/26

John Hancock Disciplined Value Fund

John Hancock Disciplined Value Fund
Class R2/JDVPX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R2/JDVPX)	$120	1.10%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Fund (Class R2/JDVPX) returned 19.04% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Value stocks, while outperforming in the first quarter of 2026, lagged the broader market over the full 12 months.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The semiconductor stocks Micron Technology, Inc. and Applied Materials, Inc., which benefited from expectations for rising demand fueled by the artificial intelligence (AI) infrastructure buildout, were the leading contributors to absolute returns in the sector. Flex, Ltd. and Oracle Corp. also produced strong gains.
Industrials | Positions in aerospace/defense stocks were key contributors, led by L3Harris Technologies, Inc. The trucking companies C.H. Robinson Worldwide, Inc. and Old Dominion Freight Line, Inc. also performed well, as did FedEx Corp.
Other areas of strength | Holdings in materials, energy, and financials made meaningful contributions, as well. Kinross Gold Corp., Marathon Petroleum Corp., and JPMorgan Chase & Co. were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Health care | UnitedHealth Group, Inc., which was hurt by questions about its billing practices, a management change, and weaker profit margins, accounted for the majority of the shortfall.
Consumer discretionary | This was the only other sector in which the fund’s holdings posted a negative absolute return. Amazon.com, Inc., and lululemon athletica, Inc., both of which were added during the course of the period, were the primary detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class R2/JDVPX)	19.04%	10.72%	11.18%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$16,992,910,855
Total number of portfolio holdings	81
Total advisory fees paid (net)	$99,503,860
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

Sector Composition
Financials	20.6%
Industrials	16.2%
Information technology	12.7%
Health care	10.3%
Energy	8.0%
Materials	7.9%
Consumer staples	7.1%
Utilities	5.4%
Consumer discretionary	4.9%
Communication services	3.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346148

340A-R2

3/26

5/26

John Hancock Disciplined Value Fund

John Hancock Disciplined Value Fund
Class R4/JDVFX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R4/JDVFX)	$93	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Fund (Class R4/JDVFX) returned 19.35% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Value stocks, while outperforming in the first quarter of 2026, lagged the broader market over the full 12 months.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The semiconductor stocks Micron Technology, Inc. and Applied Materials, Inc., which benefited from expectations for rising demand fueled by the artificial intelligence (AI) infrastructure buildout, were the leading contributors to absolute returns in the sector. Flex, Ltd. and Oracle Corp. also produced strong gains.
Industrials | Positions in aerospace/defense stocks were key contributors, led by L3Harris Technologies, Inc. The trucking companies C.H. Robinson Worldwide, Inc. and Old Dominion Freight Line, Inc. also performed well, as did FedEx Corp.
Other areas of strength | Holdings in materials, energy, and financials made meaningful contributions, as well. Kinross Gold Corp., Marathon Petroleum Corp., and JPMorgan Chase & Co. were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Health care | UnitedHealth Group, Inc., which was hurt by questions about its billing practices, a management change, and weaker profit margins, accounted for the majority of the shortfall.
Consumer discretionary | This was the only other sector in which the fund’s holdings posted a negative absolute return. Amazon.com, Inc., and lululemon athletica, Inc., both of which were added during the course of the period, were the primary detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class R4/JDVFX)	19.35%	11.00%	11.46%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$16,992,910,855
Total number of portfolio holdings	81
Total advisory fees paid (net)	$99,503,860
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

Sector Composition
Financials	20.6%
Industrials	16.2%
Information technology	12.7%
Health care	10.3%
Energy	8.0%
Materials	7.9%
Consumer staples	7.1%
Utilities	5.4%
Consumer discretionary	4.9%
Communication services	3.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346148

340A-R4

3/26

5/26

John Hancock Disciplined Value Fund

John Hancock Disciplined Value Fund
Class R5/JDVVX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R5/JDVVX)	$71	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Fund (Class R5/JDVVX) returned 19.60% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Value stocks, while outperforming in the first quarter of 2026, lagged the broader market over the full 12 months.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The semiconductor stocks Micron Technology, Inc. and Applied Materials, Inc., which benefited from expectations for rising demand fueled by the artificial intelligence (AI) infrastructure buildout, were the leading contributors to absolute returns in the sector. Flex, Ltd. and Oracle Corp. also produced strong gains.
Industrials | Positions in aerospace/defense stocks were key contributors, led by L3Harris Technologies, Inc. The trucking companies C.H. Robinson Worldwide, Inc. and Old Dominion Freight Line, Inc. also performed well, as did FedEx Corp.
Other areas of strength | Holdings in materials, energy, and financials made meaningful contributions, as well. Kinross Gold Corp., Marathon Petroleum Corp., and JPMorgan Chase & Co. were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Health care | UnitedHealth Group, Inc., which was hurt by questions about its billing practices, a management change, and weaker profit margins, accounted for the majority of the shortfall.
Consumer discretionary | This was the only other sector in which the fund’s holdings posted a negative absolute return. Amazon.com, Inc., and lululemon athletica, Inc., both of which were added during the course of the period, were the primary detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class R5/JDVVX)	19.60%	11.23%	11.68%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$16,992,910,855
Total number of portfolio holdings	81
Total advisory fees paid (net)	$99,503,860
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

Sector Composition
Financials	20.6%
Industrials	16.2%
Information technology	12.7%
Health care	10.3%
Energy	8.0%
Materials	7.9%
Consumer staples	7.1%
Utilities	5.4%
Consumer discretionary	4.9%
Communication services	3.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346148

340A-R5

3/26

5/26

John Hancock Disciplined Value Fund

John Hancock Disciplined Value Fund
Class R6/JDVWX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R6/JDVWX)	$66	0.60%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Fund (Class R6/JDVWX) returned 19.61% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Value stocks, while outperforming in the first quarter of 2026, lagged the broader market over the full 12 months.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The semiconductor stocks Micron Technology, Inc. and Applied Materials, Inc., which benefited from expectations for rising demand fueled by the artificial intelligence (AI) infrastructure buildout, were the leading contributors to absolute returns in the sector. Flex, Ltd. and Oracle Corp. also produced strong gains.
Industrials | Positions in aerospace/defense stocks were key contributors, led by L3Harris Technologies, Inc. The trucking companies C.H. Robinson Worldwide, Inc. and Old Dominion Freight Line, Inc. also performed well, as did FedEx Corp.
Other areas of strength | Holdings in materials, energy, and financials made meaningful contributions, as well. Kinross Gold Corp., Marathon Petroleum Corp., and JPMorgan Chase & Co. were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Health care | UnitedHealth Group, Inc., which was hurt by questions about its billing practices, a management change, and weaker profit margins, accounted for the majority of the shortfall.
Consumer discretionary | This was the only other sector in which the fund’s holdings posted a negative absolute return. Amazon.com, Inc., and lululemon athletica, Inc., both of which were added during the course of the period, were the primary detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class R6/JDVWX)	19.61%	11.28%	11.74%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$16,992,910,855
Total number of portfolio holdings	81
Total advisory fees paid (net)	$99,503,860
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

Sector Composition
Financials	20.6%
Industrials	16.2%
Information technology	12.7%
Health care	10.3%
Energy	8.0%
Materials	7.9%
Consumer staples	7.1%
Utilities	5.4%
Consumer discretionary	4.9%
Communication services	3.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346148

340A-R6

3/26

5/26

John Hancock Disciplined Value Fund

John Hancock Disciplined Value Mid Cap Fund
Class A/JVMAX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class A/JVMAX)	$118	1.10%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class A/JVMAX) returned 14.19% (excluding sales charges) for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Mid-cap stocks performed well in this environment, and mid-cap value stocks outpaced the broader asset class.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The engine parts producer Howmet Aerospace, Inc. and the defense firm L3Harris Technologies, Inc. were the most notable individual contributors, followed by Generac Holdings, Inc.
Information technology | The electronic design and test solutions provider Keysight Technologies, Inc., which was seen as a beneficiary of the artificial intelligence infrastructure buildout, was the top contributor. Seagate Technology Holdings PLC, Jabil, Inc., and Flex, Ltd. also delivered robust performance.
Other areas of strength | Holdings in energy, financials, and materials also made meaningful contributions to absolute performance. TechnipFMC PLC, Evercore, Inc., and CF Industries Holdings, Inc. were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Certain individual stocks | A few specific positions detracted from results. Check Point Software Technologies, Ltd.—which experienced weaker-than-expected growth—hurt performance, as did the beverage company Primo Brands Corp. and the IT services provider CDW Corp.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class A/JVMAX)	8.50%	7.13%	9.51%
Disciplined Value Mid Cap Fund (Class A/JVMAX)—excluding sales charge	14.19%	8.23%	10.07%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Value Index	17.62%	7.94%	9.75%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$21,871,908,635
Total number of portfolio holdings	139
Total advisory fees paid (net)	$161,631,654
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
TechnipFMC PLC	1.8%
U.S. Foods Holding Corp.	1.7%
Ameriprise Financial, Inc.	1.6%
LPL Financial Holdings, Inc.	1.6%
AutoZone, Inc.	1.5%
Cencora, Inc.	1.4%
Simon Property Group, Inc.	1.4%
Marathon Petroleum Corp.	1.3%
Keysight Technologies, Inc.	1.2%
Old Dominion Freight Line, Inc.	1.2%

Sector Composition
Industrials	18.1%
Consumer discretionary	15.2%
Financials	15.1%
Information technology	9.9%
Health care	9.8%
Energy	8.3%
Real estate	6.1%
Materials	5.2%
Consumer staples	5.2%
Utilities	4.7%
Short-term investments and other	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346164

363A-A

3/26

5/26

John Hancock Disciplined Value Mid Cap Fund

John Hancock Disciplined Value Mid Cap Fund
Class C/JVMCX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class C/JVMCX)	$197	1.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class C/JVMCX) returned 13.32% (excluding sales charges) for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Mid-cap stocks performed well in this environment, and mid-cap value stocks outpaced the broader asset class.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The engine parts producer Howmet Aerospace, Inc. and the defense firm L3Harris Technologies, Inc. were the most notable individual contributors, followed by Generac Holdings, Inc.
Information technology | The electronic design and test solutions provider Keysight Technologies, Inc., which was seen as a beneficiary of the artificial intelligence infrastructure buildout, was the top contributor. Seagate Technology Holdings PLC, Jabil, Inc., and Flex, Ltd. also delivered robust performance.
Other areas of strength | Holdings in energy, financials, and materials also made meaningful contributions to absolute performance. TechnipFMC PLC, Evercore, Inc., and CF Industries Holdings, Inc. were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Certain individual stocks | A few specific positions detracted from results. Check Point Software Technologies, Ltd.—which experienced weaker-than-expected growth—hurt performance, as did the beverage company Primo Brands Corp. and the IT services provider CDW Corp.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class C/JVMCX)	12.32%	7.42%	9.25%
Disciplined Value Mid Cap Fund (Class C/JVMCX)—excluding sales charge	13.32%	7.42%	9.25%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Value Index	17.62%	7.94%	9.75%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$21,871,908,635
Total number of portfolio holdings	139
Total advisory fees paid (net)	$161,631,654
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
TechnipFMC PLC	1.8%
U.S. Foods Holding Corp.	1.7%
Ameriprise Financial, Inc.	1.6%
LPL Financial Holdings, Inc.	1.6%
AutoZone, Inc.	1.5%
Cencora, Inc.	1.4%
Simon Property Group, Inc.	1.4%
Marathon Petroleum Corp.	1.3%
Keysight Technologies, Inc.	1.2%
Old Dominion Freight Line, Inc.	1.2%

Sector Composition
Industrials	18.1%
Consumer discretionary	15.2%
Financials	15.1%
Information technology	9.9%
Health care	9.8%
Energy	8.3%
Real estate	6.1%
Materials	5.2%
Consumer staples	5.2%
Utilities	4.7%
Short-term investments and other	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346164

363A-C

3/26

5/26

John Hancock Disciplined Value Mid Cap Fund

John Hancock Disciplined Value Mid Cap Fund
Class I/JVMIX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class I/JVMIX)	$91	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class I/JVMIX) returned 14.48% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Mid-cap stocks performed well in this environment, and mid-cap value stocks outpaced the broader asset class.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The engine parts producer Howmet Aerospace, Inc. and the defense firm L3Harris Technologies, Inc. were the most notable individual contributors, followed by Generac Holdings, Inc.
Information technology | The electronic design and test solutions provider Keysight Technologies, Inc., which was seen as a beneficiary of the artificial intelligence infrastructure buildout, was the top contributor. Seagate Technology Holdings PLC, Jabil, Inc., and Flex, Ltd. also delivered robust performance.
Other areas of strength | Holdings in energy, financials, and materials also made meaningful contributions to absolute performance. TechnipFMC PLC, Evercore, Inc., and CF Industries Holdings, Inc. were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Certain individual stocks | A few specific positions detracted from results. Check Point Software Technologies, Ltd.—which experienced weaker-than-expected growth—hurt performance, as did the beverage company Primo Brands Corp. and the IT services provider CDW Corp.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class I/JVMIX)	14.48%	8.51%	10.35%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Value Index	17.62%	7.94%	9.75%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$21,871,908,635
Total number of portfolio holdings	139
Total advisory fees paid (net)	$161,631,654
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
TechnipFMC PLC	1.8%
U.S. Foods Holding Corp.	1.7%
Ameriprise Financial, Inc.	1.6%
LPL Financial Holdings, Inc.	1.6%
AutoZone, Inc.	1.5%
Cencora, Inc.	1.4%
Simon Property Group, Inc.	1.4%
Marathon Petroleum Corp.	1.3%
Keysight Technologies, Inc.	1.2%
Old Dominion Freight Line, Inc.	1.2%

Sector Composition
Industrials	18.1%
Consumer discretionary	15.2%
Financials	15.1%
Information technology	9.9%
Health care	9.8%
Energy	8.3%
Real estate	6.1%
Materials	5.2%
Consumer staples	5.2%
Utilities	4.7%
Short-term investments and other	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346164

363A-I

3/26

5/26

John Hancock Disciplined Value Mid Cap Fund

John Hancock Disciplined Value Mid Cap Fund
Class R2/JVMSX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R2/JVMSX)	$133	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class R2/JVMSX) returned 14.07% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Mid-cap stocks performed well in this environment, and mid-cap value stocks outpaced the broader asset class.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The engine parts producer Howmet Aerospace, Inc. and the defense firm L3Harris Technologies, Inc. were the most notable individual contributors, followed by Generac Holdings, Inc.
Information technology | The electronic design and test solutions provider Keysight Technologies, Inc., which was seen as a beneficiary of the artificial intelligence infrastructure buildout, was the top contributor. Seagate Technology Holdings PLC, Jabil, Inc., and Flex, Ltd. also delivered robust performance.
Other areas of strength | Holdings in energy, financials, and materials also made meaningful contributions to absolute performance. TechnipFMC PLC, Evercore, Inc., and CF Industries Holdings, Inc. were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Certain individual stocks | A few specific positions detracted from results. Check Point Software Technologies, Ltd.—which experienced weaker-than-expected growth—hurt performance, as did the beverage company Primo Brands Corp. and the IT services provider CDW Corp.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class R2/JVMSX)	14.07%	8.09%	9.92%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Value Index	17.62%	7.94%	9.75%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$21,871,908,635
Total number of portfolio holdings	139
Total advisory fees paid (net)	$161,631,654
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
TechnipFMC PLC	1.8%
U.S. Foods Holding Corp.	1.7%
Ameriprise Financial, Inc.	1.6%
LPL Financial Holdings, Inc.	1.6%
AutoZone, Inc.	1.5%
Cencora, Inc.	1.4%
Simon Property Group, Inc.	1.4%
Marathon Petroleum Corp.	1.3%
Keysight Technologies, Inc.	1.2%
Old Dominion Freight Line, Inc.	1.2%

Sector Composition
Industrials	18.1%
Consumer discretionary	15.2%
Financials	15.1%
Information technology	9.9%
Health care	9.8%
Energy	8.3%
Real estate	6.1%
Materials	5.2%
Consumer staples	5.2%
Utilities	4.7%
Short-term investments and other	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5346164
363A-R2
3/26
5/26
John Hancock Disciplined Value Mid Cap Fund

John Hancock Disciplined Value Mid Cap Fund
Class R4/JVMTX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R4/JVMTX)	$106	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class R4/JVMTX) returned 14.35% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Mid-cap stocks performed well in this environment, and mid-cap value stocks outpaced the broader asset class.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The engine parts producer Howmet Aerospace, Inc. and the defense firm L3Harris Technologies, Inc. were the most notable individual contributors, followed by Generac Holdings, Inc.
Information technology | The electronic design and test solutions provider Keysight Technologies, Inc., which was seen as a beneficiary of the artificial intelligence infrastructure buildout, was the top contributor. Seagate Technology Holdings PLC, Jabil, Inc., and Flex, Ltd. also delivered robust performance.
Other areas of strength | Holdings in energy, financials, and materials also made meaningful contributions to absolute performance. TechnipFMC PLC, Evercore, Inc., and CF Industries Holdings, Inc. were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Certain individual stocks | A few specific positions detracted from results. Check Point Software Technologies, Ltd.—which experienced weaker-than-expected growth—hurt performance, as did the beverage company Primo Brands Corp. and the IT services provider CDW Corp.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class R4/JVMTX)	14.35%	8.36%	10.19%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Value Index	17.62%	7.94%	9.75%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$21,871,908,635
Total number of portfolio holdings	139
Total advisory fees paid (net)	$161,631,654
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
TechnipFMC PLC	1.8%
U.S. Foods Holding Corp.	1.7%
Ameriprise Financial, Inc.	1.6%
LPL Financial Holdings, Inc.	1.6%
AutoZone, Inc.	1.5%
Cencora, Inc.	1.4%
Simon Property Group, Inc.	1.4%
Marathon Petroleum Corp.	1.3%
Keysight Technologies, Inc.	1.2%
Old Dominion Freight Line, Inc.	1.2%

Sector Composition
Industrials	18.1%
Consumer discretionary	15.2%
Financials	15.1%
Information technology	9.9%
Health care	9.8%
Energy	8.3%
Real estate	6.1%
Materials	5.2%
Consumer staples	5.2%
Utilities	4.7%
Short-term investments and other	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5346164
363A-R4
3/26
5/26
John Hancock Disciplined Value Mid Cap Fund

John Hancock Disciplined Value Mid Cap Fund
Class R6/JVMRX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R6/JVMRX)	$79	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class R6/JVMRX) returned 14.64% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Mid-cap stocks performed well in this environment, and mid-cap value stocks outpaced the broader asset class.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The engine parts producer Howmet Aerospace, Inc. and the defense firm L3Harris Technologies, Inc. were the most notable individual contributors, followed by Generac Holdings, Inc.
Information technology | The electronic design and test solutions provider Keysight Technologies, Inc., which was seen as a beneficiary of the artificial intelligence infrastructure buildout, was the top contributor. Seagate Technology Holdings PLC, Jabil, Inc., and Flex, Ltd. also delivered robust performance.
Other areas of strength | Holdings in energy, financials, and materials also made meaningful contributions to absolute performance. TechnipFMC PLC, Evercore, Inc., and CF Industries Holdings, Inc. were the leading contributors in the three sectors, respectively.

TOP PERFORMANCE DETRACTORS
Certain individual stocks | A few specific positions detracted from results. Check Point Software Technologies, Ltd.—which experienced weaker-than-expected growth—hurt performance, as did the beverage company Primo Brands Corp. and the IT services provider CDW Corp.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class R6/JVMRX)	14.64%	8.63%	10.47%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Value Index	17.62%	7.94%	9.75%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$21,871,908,635
Total number of portfolio holdings	139
Total advisory fees paid (net)	$161,631,654
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
TechnipFMC PLC	1.8%
U.S. Foods Holding Corp.	1.7%
Ameriprise Financial, Inc.	1.6%
LPL Financial Holdings, Inc.	1.6%
AutoZone, Inc.	1.5%
Cencora, Inc.	1.4%
Simon Property Group, Inc.	1.4%
Marathon Petroleum Corp.	1.3%
Keysight Technologies, Inc.	1.2%
Old Dominion Freight Line, Inc.	1.2%

Sector Composition
Industrials	18.1%
Consumer discretionary	15.2%
Financials	15.1%
Information technology	9.9%
Health care	9.8%
Energy	8.3%
Real estate	6.1%
Materials	5.2%
Consumer staples	5.2%
Utilities	4.7%
Short-term investments and other	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346164

363A-R6

3/26

5/26

John Hancock Disciplined Value Mid Cap Fund

John Hancock Global Shareholder Yield Fund
Class A/JGYAX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class A/JGYAX)	$122	1.09%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class A/JGYAX) returned 23.86% (excluding sales charges) for the year ended March 31, 2026. Global equities shook off fears of U.S. tariffs on its trading partners to move higher, supported by enthusiasm for artificial intelligence (AI) and easier monetary policy while global economic growth remained moderate. Gains were tempered late in the reporting period as the outbreak of conflict in Iran disrupted global energy supplies and raised inflation risks.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Led by Broadcom, Inc., Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd., semiconductor stocks supporting the buildout of AI, and Dell Technologies, Inc., a maker of servers for AI workloads, information technology contributed significantly to the fund’s absolute performance.
BAWAG Group AG | The Austria-based bank serving consumers and small businesses in its home country as well as Germany, Switzerland and the Netherlands saw its shares rise due to strong earnings results, solid shareholder returns via dividends and share buybacks as well as its successful acquisition track record.
Astellas Pharma, Inc. | The Japanese biopharmaceutical company specializing in cancer and women’s health treatments was supported by strong sales momentum and positive clinical trials among its cancer drugs that led to improved earnings results.

TOP PERFORMANCE DETRACTORS
LyondellBasell Industries NV | The Netherlands-based chemicals company was hurt by weak global demand and higher input costs for chemicals in 2025 that weighed on the company’s margins and profitability. The fund exited the position over concern of a potential dividend cut as the oil-based chemical market fundamentals became weak and remained challenged.
Infrastructure Wireless Italiane SpA | The Italian owner and operator of wireless telecom towers saw its stock decline due to two large customers opting out of their contracts, delays in 5G rollouts, increasing debt levels and generally negative sentiment across the European telecom industry.
Paychex, Inc. | The outsourced payroll and human resources provider saw its shares underperform as investors grew concerned that AI could disrupt its business.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class A/JGYAX)	17.65%	10.36%	8.27%
Global Shareholder Yield Fund (Class A/JGYAX)—excluding sales charge	23.86%	11.50%	8.83%
MSCI World Index	18.90%	10.27%	11.80%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,324,464,258
Total number of portfolio holdings	110
Total advisory fees paid (net)	$8,234,168
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Dell Technologies, Inc., Class C	2.0%
Cisco Systems, Inc.	1.9%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.9%
Broadcom, Inc.	1.9%
TotalEnergies SE	1.8%
Hewlett Packard Enterprise Company	1.7%
Orange SA	1.6%
Snam SpA	1.6%
Microsoft Corp.	1.6%
AbbVie, Inc.	1.6%

Sector Composition
Information technology	19.0%
Financials	13.5%
Health care	11.2%
Consumer staples	9.5%
Communication services	9.3%
Energy	9.1%
Utilities	8.6%
Industrials	7.5%
Consumer discretionary	5.8%
Real estate	3.5%
Materials	2.1%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346171

320A-A

3/26

5/26

John Hancock Global Shareholder Yield Fund

John Hancock Global Shareholder Yield Fund
Class C/JGYCX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class C/JGYCX)	$205	1.84%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class C/JGYCX) returned 22.86% (excluding sales charges) for the year ended March 31, 2026. Global equities shook off fears of U.S. tariffs on its trading partners to move higher, supported by enthusiasm for artificial intelligence (AI) and easier monetary policy while global economic growth remained moderate. Gains were tempered late in the reporting period as the outbreak of conflict in Iran disrupted global energy supplies and raised inflation risks.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Led by Broadcom, Inc., Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd., semiconductor stocks supporting the buildout of AI, and Dell Technologies, Inc., a maker of servers for AI workloads, information technology contributed significantly to the fund’s absolute performance.
BAWAG Group AG | The Austria-based bank serving consumers and small businesses in its home country as well as Germany, Switzerland and the Netherlands saw its shares rise due to strong earnings results, solid shareholder returns via dividends and share buybacks as well as its successful acquisition track record.
Astellas Pharma, Inc. | The Japanese biopharmaceutical company specializing in cancer and women’s health treatments was supported by strong sales momentum and positive clinical trials among its cancer drugs that led to improved earnings results.

TOP PERFORMANCE DETRACTORS
LyondellBasell Industries NV | The Netherlands-based chemicals company was hurt by weak global demand and higher input costs for chemicals in 2025 that weighed on the company’s margins and profitability. The fund exited the position over concern of a potential dividend cut as the oil-based chemical market fundamentals became weak and remained challenged.
Infrastructure Wireless Italiane SpA | The Italian owner and operator of wireless telecom towers saw its stock decline due to two large customers opting out of their contracts, delays in 5G rollouts, increasing debt levels and generally negative sentiment across the European telecom industry.
Paychex, Inc. | The outsourced payroll and human resources provider saw its shares underperform as investors grew concerned that AI could disrupt its business.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class C/JGYCX)	21.86%	10.65%	8.01%
Global Shareholder Yield Fund (Class C/JGYCX)—excluding sales charge	22.86%	10.65%	8.01%
MSCI World Index	18.90%	10.27%	11.80%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,324,464,258
Total number of portfolio holdings	110
Total advisory fees paid (net)	$8,234,168
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Dell Technologies, Inc., Class C	2.0%
Cisco Systems, Inc.	1.9%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.9%
Broadcom, Inc.	1.9%
TotalEnergies SE	1.8%
Hewlett Packard Enterprise Company	1.7%
Orange SA	1.6%
Snam SpA	1.6%
Microsoft Corp.	1.6%
AbbVie, Inc.	1.6%

Sector Composition
Information technology	19.0%
Financials	13.5%
Health care	11.2%
Consumer staples	9.5%
Communication services	9.3%
Energy	9.1%
Utilities	8.6%
Industrials	7.5%
Consumer discretionary	5.8%
Real estate	3.5%
Materials	2.1%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346171

320A-C

3/26

5/26

John Hancock Global Shareholder Yield Fund

John Hancock Global Shareholder Yield Fund
Class I/JGYIX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class I/JGYIX)	$94	0.84%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class I/JGYIX) returned 24.11% for the year ended March 31, 2026. Global equities shook off fears of U.S. tariffs on its trading partners to move higher, supported by enthusiasm for artificial intelligence (AI) and easier monetary policy while global economic growth remained moderate. Gains were tempered late in the reporting period as the outbreak of conflict in Iran disrupted global energy supplies and raised inflation risks.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Led by Broadcom, Inc., Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd., semiconductor stocks supporting the buildout of AI, and Dell Technologies, Inc., a maker of servers for AI workloads, information technology contributed significantly to the fund’s absolute performance.
BAWAG Group AG | The Austria-based bank serving consumers and small businesses in its home country as well as Germany, Switzerland and the Netherlands saw its shares rise due to strong earnings results, solid shareholder returns via dividends and share buybacks as well as its successful acquisition track record.
Astellas Pharma, Inc. | The Japanese biopharmaceutical company specializing in cancer and women’s health treatments was supported by strong sales momentum and positive clinical trials among its cancer drugs that led to improved earnings results.

TOP PERFORMANCE DETRACTORS
LyondellBasell Industries NV | The Netherlands-based chemicals company was hurt by weak global demand and higher input costs for chemicals in 2025 that weighed on the company’s margins and profitability. The fund exited the position over concern of a potential dividend cut as the oil-based chemical market fundamentals became weak and remained challenged.
Infrastructure Wireless Italiane SpA | The Italian owner and operator of wireless telecom towers saw its stock decline due to two large customers opting out of their contracts, delays in 5G rollouts, increasing debt levels and generally negative sentiment across the European telecom industry.
Paychex, Inc. | The outsourced payroll and human resources provider saw its shares underperform as investors grew concerned that AI could disrupt its business.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class I/JGYIX)	24.11%	11.77%	9.10%
MSCI World Index	18.90%	10.27%	11.80%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,324,464,258
Total number of portfolio holdings	110
Total advisory fees paid (net)	$8,234,168
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Dell Technologies, Inc., Class C	2.0%
Cisco Systems, Inc.	1.9%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.9%
Broadcom, Inc.	1.9%
TotalEnergies SE	1.8%
Hewlett Packard Enterprise Company	1.7%
Orange SA	1.6%
Snam SpA	1.6%
Microsoft Corp.	1.6%
AbbVie, Inc.	1.6%

Sector Composition
Information technology	19.0%
Financials	13.5%
Health care	11.2%
Consumer staples	9.5%
Communication services	9.3%
Energy	9.1%
Utilities	8.6%
Industrials	7.5%
Consumer discretionary	5.8%
Real estate	3.5%
Materials	2.1%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346171

320A-I

3/26

5/26

John Hancock Global Shareholder Yield Fund

John Hancock Global Shareholder Yield Fund
Class R2/JGSRX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class R2/JGSRX)	$136	1.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class R2/JGSRX) returned 23.64% for the year ended March 31, 2026. Global equities shook off fears of U.S. tariffs on its trading partners to move higher, supported by enthusiasm for artificial intelligence (AI) and easier monetary policy while global economic growth remained moderate. Gains were tempered late in the reporting period as the outbreak of conflict in Iran disrupted global energy supplies and raised inflation risks.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Led by Broadcom, Inc., Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd., semiconductor stocks supporting the buildout of AI, and Dell Technologies, Inc., a maker of servers for AI workloads, information technology contributed significantly to the fund’s absolute performance.
BAWAG Group AG | The Austria-based bank serving consumers and small businesses in its home country as well as Germany, Switzerland and the Netherlands saw its shares rise due to strong earnings results, solid shareholder returns via dividends and share buybacks as well as its successful acquisition track record.
Astellas Pharma, Inc. | The Japanese biopharmaceutical company specializing in cancer and women’s health treatments was supported by strong sales momentum and positive clinical trials among its cancer drugs that led to improved earnings results.

TOP PERFORMANCE DETRACTORS
LyondellBasell Industries NV | The Netherlands-based chemicals company was hurt by weak global demand and higher input costs for chemicals in 2025 that weighed on the company’s margins and profitability. The fund exited the position over concern of a potential dividend cut as the oil-based chemical market fundamentals became weak and remained challenged.
Infrastructure Wireless Italiane SpA | The Italian owner and operator of wireless telecom towers saw its stock decline due to two large customers opting out of their contracts, delays in 5G rollouts, increasing debt levels and generally negative sentiment across the European telecom industry.
Paychex, Inc. | The outsourced payroll and human resources provider saw its shares underperform as investors grew concerned that AI could disrupt its business.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class R2/JGSRX)	23.64%	11.34%	8.68%
MSCI World Index	18.90%	10.27%	11.80%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,324,464,258
Total number of portfolio holdings	110
Total advisory fees paid (net)	$8,234,168
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Dell Technologies, Inc., Class C	2.0%
Cisco Systems, Inc.	1.9%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.9%
Broadcom, Inc.	1.9%
TotalEnergies SE	1.8%
Hewlett Packard Enterprise Company	1.7%
Orange SA	1.6%
Snam SpA	1.6%
Microsoft Corp.	1.6%
AbbVie, Inc.	1.6%

Sector Composition
Information technology	19.0%
Financials	13.5%
Health care	11.2%
Consumer staples	9.5%
Communication services	9.3%
Energy	9.1%
Utilities	8.6%
Industrials	7.5%
Consumer discretionary	5.8%
Real estate	3.5%
Materials	2.1%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346171

320A-R2

3/26

5/26

John Hancock Global Shareholder Yield Fund

John Hancock Global Shareholder Yield Fund
Class R6/JGRSX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class R6/JGRSX)	$83	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class R6/JGRSX) returned 24.20% for the year ended March 31, 2026. Global equities shook off fears of U.S. tariffs on its trading partners to move higher, supported by enthusiasm for artificial intelligence (AI) and easier monetary policy while global economic growth remained moderate. Gains were tempered late in the reporting period as the outbreak of conflict in Iran disrupted global energy supplies and raised inflation risks.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Led by Broadcom, Inc., Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd., semiconductor stocks supporting the buildout of AI, and Dell Technologies, Inc., a maker of servers for AI workloads, information technology contributed significantly to the fund’s absolute performance.
BAWAG Group AG | The Austria-based bank serving consumers and small businesses in its home country as well as Germany, Switzerland and the Netherlands saw its shares rise due to strong earnings results, solid shareholder returns via dividends and share buybacks as well as its successful acquisition track record.
Astellas Pharma, Inc. | The Japanese biopharmaceutical company specializing in cancer and women’s health treatments was supported by strong sales momentum and positive clinical trials among its cancer drugs that led to improved earnings results.

TOP PERFORMANCE DETRACTORS
LyondellBasell Industries NV | The Netherlands-based chemicals company was hurt by weak global demand and higher input costs for chemicals in 2025 that weighed on the company’s margins and profitability. The fund exited the position over concern of a potential dividend cut as the oil-based chemical market fundamentals became weak and remained challenged.
Infrastructure Wireless Italiane SpA | The Italian owner and operator of wireless telecom towers saw its stock decline due to two large customers opting out of their contracts, delays in 5G rollouts, increasing debt levels and generally negative sentiment across the European telecom industry.
Paychex, Inc. | The outsourced payroll and human resources provider saw its shares underperform as investors grew concerned that AI could disrupt its business.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class R6/JGRSX)	24.20%	11.88%	9.21%
MSCI World Index	18.90%	10.27%	11.80%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,324,464,258
Total number of portfolio holdings	110
Total advisory fees paid (net)	$8,234,168
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Dell Technologies, Inc., Class C	2.0%
Cisco Systems, Inc.	1.9%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.9%
Broadcom, Inc.	1.9%
TotalEnergies SE	1.8%
Hewlett Packard Enterprise Company	1.7%
Orange SA	1.6%
Snam SpA	1.6%
Microsoft Corp.	1.6%
AbbVie, Inc.	1.6%

Sector Composition
Information technology	19.0%
Financials	13.5%
Health care	11.2%
Consumer staples	9.5%
Communication services	9.3%
Energy	9.1%
Utilities	8.6%
Industrials	7.5%
Consumer discretionary	5.8%
Real estate	3.5%
Materials	2.1%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346171

320A-R6

3/26

5/26

John Hancock Global Shareholder Yield Fund

John Hancock International Growth Fund
Class 1/GOIOX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class 1/GOIOX)	$104	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Growth Fund (Class 1/GOIOX) returned 21.27% for the year ended March 31, 2026. Global equities rose during the 12-month period, with gains earlier in the year supported by improving inflation trends, resilient U.S. growth, and strong performance in certain markets. However, stock market returns became more varied and volatile as geopolitical conflict drove a sharp rise in oil and gas prices, reigniting inflation concerns and pushing up global interest rates. International markets, particularly in Europe and more energy-dependent economies, underperformed toward period end as higher energy costs, tighter financial conditions, and a stronger U.S. dollar weighed on growth expectations.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by semiconductor foundry Taiwan Semiconductor Manufacturing Company, Ltd. and Delta Electronics, Inc., a Taiwanese electronics manufacturer.
Financials | In the financials sector, Itau Unibanco Holding SA, a Brazilian financial services company, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Siemens Energy AG, a German energy company.

TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from the fund’s absolute performance.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Trip.com Group, Ltd., a China-based online travel services company.
Adyen NV | Shares of this company fell sharply during the period, particularly in February 2026 after the company reported weaker-than-expected financial results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class 1/GOIOX)	21.27%	4.42%	8.99%
MSCI ACWI ex USA Index	24.91%	7.02%	8.38%
MSCI ACWI ex USA Growth Index	18.77%	3.26%	7.56%
MSCI EAFE Index	21.27%	7.91%	8.38%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,554,156,440
Total number of portfolio holdings	64
Total advisory fees paid (net)	$43,901,284
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

Sector Composition
Information technology	23.7%
Industrials	23.1%
Financials	15.4%
Communication services	10.7%
Materials	6.4%
Consumer discretionary	6.2%
Health care	5.6%
Consumer staples	5.3%
Utilities	1.4%
Real estate	1.1%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346180

87A-1

3/26

5/26

John Hancock International Growth Fund

John Hancock International Growth Fund
Class A/GOIGX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class A/GOIGX)	$144	1.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Growth Fund (Class A/GOIGX) returned 20.82% (excluding sales charges) for the year ended March 31, 2026. Global equities rose during the 12-month period, with gains earlier in the year supported by improving inflation trends, resilient U.S. growth, and strong performance in certain markets. However, stock market returns became more varied and volatile as geopolitical conflict drove a sharp rise in oil and gas prices, reigniting inflation concerns and pushing up global interest rates. International markets, particularly in Europe and more energy-dependent economies, underperformed toward period end as higher energy costs, tighter financial conditions, and a stronger U.S. dollar weighed on growth expectations.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by semiconductor foundry Taiwan Semiconductor Manufacturing Company, Ltd. and Delta Electronics, Inc., a Taiwanese electronics manufacturer.
Financials | In the financials sector, Itau Unibanco Holding SA, a Brazilian financial services company, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Siemens Energy AG, a German energy company.

TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from the fund’s absolute performance.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Trip.com Group, Ltd., a China-based online travel services company.
Adyen NV | Shares of this company fell sharply during the period, particularly in February 2026 after the company reported weaker-than-expected financial results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class A/GOIGX)	14.79%	2.98%	8.04%
International Growth Fund (Class A/GOIGX)—excluding sales charge	20.82%	4.04%	8.59%
MSCI ACWI ex USA Index	24.91%	7.02%	8.38%
MSCI ACWI ex USA Growth Index	18.77%	3.26%	7.56%
MSCI EAFE Index	21.27%	7.91%	8.38%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,554,156,440
Total number of portfolio holdings	64
Total advisory fees paid (net)	$43,901,284
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

Sector Composition
Information technology	23.7%
Industrials	23.1%
Financials	15.4%
Communication services	10.7%
Materials	6.4%
Consumer discretionary	6.2%
Health care	5.6%
Consumer staples	5.3%
Utilities	1.4%
Real estate	1.1%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346180

87A-A

3/26

5/26

John Hancock International Growth Fund

John Hancock International Growth Fund
Class C/GONCX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class C/GONCX)	$220	2.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Growth Fund (Class C/GONCX) returned 19.96% (excluding sales charges) for the year ended March 31, 2026. Global equities rose during the 12-month period, with gains earlier in the year supported by improving inflation trends, resilient U.S. growth, and strong performance in certain markets. However, stock market returns became more varied and volatile as geopolitical conflict drove a sharp rise in oil and gas prices, reigniting inflation concerns and pushing up global interest rates. International markets, particularly in Europe and more energy-dependent economies, underperformed toward period end as higher energy costs, tighter financial conditions, and a stronger U.S. dollar weighed on growth expectations.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by semiconductor foundry Taiwan Semiconductor Manufacturing Company, Ltd. and Delta Electronics, Inc., a Taiwanese electronics manufacturer.
Financials | In the financials sector, Itau Unibanco Holding SA, a Brazilian financial services company, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Siemens Energy AG, a German energy company.

TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from the fund’s absolute performance.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Trip.com Group, Ltd., a China-based online travel services company.
Adyen NV | Shares of this company fell sharply during the period, particularly in February 2026 after the company reported weaker-than-expected financial results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class C/GONCX)	18.96%	3.31%	7.84%
International Growth Fund (Class C/GONCX)—excluding sales charge	19.96%	3.31%	7.84%
MSCI ACWI ex USA Index	24.91%	7.02%	8.38%
MSCI ACWI ex USA Growth Index	18.77%	3.26%	7.56%
MSCI EAFE Index	21.27%	7.91%	8.38%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,554,156,440
Total number of portfolio holdings	64
Total advisory fees paid (net)	$43,901,284
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

Sector Composition
Information technology	23.7%
Industrials	23.1%
Financials	15.4%
Communication services	10.7%
Materials	6.4%
Consumer discretionary	6.2%
Health care	5.6%
Consumer staples	5.3%
Utilities	1.4%
Real estate	1.1%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346180

87A-C

3/26

5/26

John Hancock International Growth Fund

John Hancock International Growth Fund
Class I/GOGIX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class I/GOGIX)	$111	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Growth Fund (Class I/GOGIX) returned 21.18% for the year ended March 31, 2026. Global equities rose during the 12-month period, with gains earlier in the year supported by improving inflation trends, resilient U.S. growth, and strong performance in certain markets. However, stock market returns became more varied and volatile as geopolitical conflict drove a sharp rise in oil and gas prices, reigniting inflation concerns and pushing up global interest rates. International markets, particularly in Europe and more energy-dependent economies, underperformed toward period end as higher energy costs, tighter financial conditions, and a stronger U.S. dollar weighed on growth expectations.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by semiconductor foundry Taiwan Semiconductor Manufacturing Company, Ltd. and Delta Electronics, Inc., a Taiwanese electronics manufacturer.
Financials | In the financials sector, Itau Unibanco Holding SA, a Brazilian financial services company, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Siemens Energy AG, a German energy company.

TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from the fund’s absolute performance.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Trip.com Group, Ltd., a China-based online travel services company.
Adyen NV | Shares of this company fell sharply during the period, particularly in February 2026 after the company reported weaker-than-expected financial results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class I/GOGIX)	21.18%	4.35%	8.92%
MSCI ACWI ex USA Index	24.91%	7.02%	8.38%
MSCI ACWI ex USA Growth Index	18.77%	3.26%	7.56%
MSCI EAFE Index	21.27%	7.91%	8.38%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,554,156,440
Total number of portfolio holdings	64
Total advisory fees paid (net)	$43,901,284
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

Sector Composition
Information technology	23.7%
Industrials	23.1%
Financials	15.4%
Communication services	10.7%
Materials	6.4%
Consumer discretionary	6.2%
Health care	5.6%
Consumer staples	5.3%
Utilities	1.4%
Real estate	1.1%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346180

87A-I

3/26

5/26

John Hancock International Growth Fund

John Hancock International Growth Fund
Class NAV/JIGHX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class NAV/JIGHX)	$98	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Growth Fund (Class NAV/JIGHX) returned 21.33% for the year ended March 31, 2026. Global equities rose during the 12-month period, with gains earlier in the year supported by improving inflation trends, resilient U.S. growth, and strong performance in certain markets. However, stock market returns became more varied and volatile as geopolitical conflict drove a sharp rise in oil and gas prices, reigniting inflation concerns and pushing up global interest rates. International markets, particularly in Europe and more energy-dependent economies, underperformed toward period end as higher energy costs, tighter financial conditions, and a stronger U.S. dollar weighed on growth expectations.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by semiconductor foundry Taiwan Semiconductor Manufacturing Company, Ltd. and Delta Electronics, Inc., a Taiwanese electronics manufacturer.
Financials | In the financials sector, Itau Unibanco Holding SA, a Brazilian financial services company, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Siemens Energy AG, a German energy company.

TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from the fund’s absolute performance.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Trip.com Group, Ltd., a China-based online travel services company.
Adyen NV | Shares of this company fell sharply during the period, particularly in February 2026 after the company reported weaker-than-expected financial results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class NAV/JIGHX)	21.33%	4.47%	9.05%
MSCI ACWI ex USA Index	24.91%	7.02%	8.38%
MSCI ACWI ex USA Growth Index	18.77%	3.26%	7.56%
MSCI EAFE Index	21.27%	7.91%	8.38%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,554,156,440
Total number of portfolio holdings	64
Total advisory fees paid (net)	$43,901,284
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

Sector Composition
Information technology	23.7%
Industrials	23.1%
Financials	15.4%
Communication services	10.7%
Materials	6.4%
Consumer discretionary	6.2%
Health care	5.6%
Consumer staples	5.3%
Utilities	1.4%
Real estate	1.1%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346180

87A-NAV

3/26

5/26

John Hancock International Growth Fund

John Hancock International Growth Fund
Class R2/JHIGX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R2/JHIGX)	$153	1.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Growth Fund (Class R2/JHIGX) returned 20.72% for the year ended March 31, 2026. Global equities rose during the 12-month period, with gains earlier in the year supported by improving inflation trends, resilient U.S. growth, and strong performance in certain markets. However, stock market returns became more varied and volatile as geopolitical conflict drove a sharp rise in oil and gas prices, reigniting inflation concerns and pushing up global interest rates. International markets, particularly in Europe and more energy-dependent economies, underperformed toward period end as higher energy costs, tighter financial conditions, and a stronger U.S. dollar weighed on growth expectations.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by semiconductor foundry Taiwan Semiconductor Manufacturing Company, Ltd. and Delta Electronics, Inc., a Taiwanese electronics manufacturer.
Financials | In the financials sector, Itau Unibanco Holding SA, a Brazilian financial services company, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Siemens Energy AG, a German energy company.

TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from the fund’s absolute performance.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Trip.com Group, Ltd., a China-based online travel services company.
Adyen NV | Shares of this company fell sharply during the period, particularly in February 2026 after the company reported weaker-than-expected financial results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class R2/JHIGX)	20.72%	3.95%	8.50%
MSCI ACWI ex USA Index	24.91%	7.02%	8.38%
MSCI ACWI ex USA Growth Index	18.77%	3.26%	7.56%
MSCI EAFE Index	21.27%	7.91%	8.38%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,554,156,440
Total number of portfolio holdings	64
Total advisory fees paid (net)	$43,901,284
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

Sector Composition
Information technology	23.7%
Industrials	23.1%
Financials	15.4%
Communication services	10.7%
Materials	6.4%
Consumer discretionary	6.2%
Health care	5.6%
Consumer staples	5.3%
Utilities	1.4%
Real estate	1.1%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346180

87A-R2

3/26

5/26

John Hancock International Growth Fund

John Hancock International Growth Fund
Class R4/JIGIX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R4/JIGIX)	$126	1.14%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Growth Fund (Class R4/JIGIX) returned 21.02% for the year ended March 31, 2026. Global equities rose during the 12-month period, with gains earlier in the year supported by improving inflation trends, resilient U.S. growth, and strong performance in certain markets. However, stock market returns became more varied and volatile as geopolitical conflict drove a sharp rise in oil and gas prices, reigniting inflation concerns and pushing up global interest rates. International markets, particularly in Europe and more energy-dependent economies, underperformed toward period end as higher energy costs, tighter financial conditions, and a stronger U.S. dollar weighed on growth expectations.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by semiconductor foundry Taiwan Semiconductor Manufacturing Company, Ltd. and Delta Electronics, Inc., a Taiwanese electronics manufacturer.
Financials | In the financials sector, Itau Unibanco Holding SA, a Brazilian financial services company, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Siemens Energy AG, a German energy company.

TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from the fund’s absolute performance.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Trip.com Group, Ltd., a China-based online travel services company.
Adyen NV | Shares of this company fell sharply during the period, particularly in February 2026 after the company reported weaker-than-expected financial results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class R4/JIGIX)	21.02%	4.21%	8.77%
MSCI ACWI ex USA Index	24.91%	7.02%	8.38%
MSCI ACWI ex USA Growth Index	18.77%	3.26%	7.56%
MSCI EAFE Index	21.27%	7.91%	8.38%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,554,156,440
Total number of portfolio holdings	64
Total advisory fees paid (net)	$43,901,284
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

Sector Composition
Information technology	23.7%
Industrials	23.1%
Financials	15.4%
Communication services	10.7%
Materials	6.4%
Consumer discretionary	6.2%
Health care	5.6%
Consumer staples	5.3%
Utilities	1.4%
Real estate	1.1%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346180

87A-R4

3/26

5/26

John Hancock International Growth Fund

John Hancock International Growth Fund
Class R6/JIGTX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R6/JIGTX)	$98	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Growth Fund (Class R6/JIGTX) returned 21.29% for the year ended March 31, 2026. Global equities rose during the 12-month period, with gains earlier in the year supported by improving inflation trends, resilient U.S. growth, and strong performance in certain markets. However, stock market returns became more varied and volatile as geopolitical conflict drove a sharp rise in oil and gas prices, reigniting inflation concerns and pushing up global interest rates. International markets, particularly in Europe and more energy-dependent economies, underperformed toward period end as higher energy costs, tighter financial conditions, and a stronger U.S. dollar weighed on growth expectations.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by semiconductor foundry Taiwan Semiconductor Manufacturing Company, Ltd. and Delta Electronics, Inc., a Taiwanese electronics manufacturer.
Financials | In the financials sector, Itau Unibanco Holding SA, a Brazilian financial services company, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Siemens Energy AG, a German energy company.

TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from the fund’s absolute performance.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Trip.com Group, Ltd., a China-based online travel services company.
Adyen NV | Shares of this company fell sharply during the period, particularly in February 2026 after the company reported weaker-than-expected financial results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class R6/JIGTX)	21.29%	4.46%	9.04%
MSCI ACWI ex USA Index	24.91%	7.02%	8.38%
MSCI ACWI ex USA Growth Index	18.77%	3.26%	7.56%
MSCI EAFE Index	21.27%	7.91%	8.38%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,554,156,440
Total number of portfolio holdings	64
Total advisory fees paid (net)	$43,901,284
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

Sector Composition
Information technology	23.7%
Industrials	23.1%
Financials	15.4%
Communication services	10.7%
Materials	6.4%
Consumer discretionary	6.2%
Health care	5.6%
Consumer staples	5.3%
Utilities	1.4%
Real estate	1.1%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346180

87A-R6

3/26

5/26

John Hancock International Growth Fund

John Hancock U.S. Growth Fund
Class A/JSGAX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class A/JSGAX)	$102	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Growth Fund (Class A/JSGAX) returned 17.38% (excluding sales charges) for the year ended March 31, 2026. Although U.S. equities rose during the 12-month period, they experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by artificial intelligence-chip developer NVIDIA Corp., semiconductor company Broadcom, Inc. and consumer electronics company Apple, Inc.
Communication services | In the communication services sector, which added to the fund’s absolute return, Alphabet, Inc., parent company of Google, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was General Electric Company, a maker of aircraft engines and other components. This stock was sold before period end.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, UnitedHealth Group, Inc., a managed-care company, meaningfully detracted in absolute terms. This stock was sold during the period.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Pool Corp., a distributor of swimming pool supplies and equipment.
Utilities | The utilities sector was a modest detractor from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class A/JSGAX)	11.51%	10.96%	14.82%
U.S. Growth Fund (Class A/JSGAX)—excluding sales charge	17.38%	12.10%	15.41%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,860,674,628
Total number of portfolio holdings	48
Total advisory fees paid (net)	$13,800,937
Portfolio turnover rate	94%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Sector Composition
Information technology	47.1%
Communication services	13.0%
Consumer discretionary	10.2%
Health care	10.2%
Industrials	5.0%
Financials	4.8%
Real estate	2.4%
Energy	2.0%
Consumer staples	1.8%
Utilities	0.8%
Materials	0.7%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On July 9, 2025, the shareholders of John Hancock Funds II Capital Appreciation Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on July 18, 2025.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346145

393A-A

3/26

5/26

John Hancock U.S. Growth Fund

John Hancock U.S. Growth Fund
Class C/JSGCX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class C/JSGCX)	$183	1.69%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Growth Fund (Class C/JSGCX) returned 16.50% (excluding sales charges) for the year ended March 31, 2026. Although U.S. equities rose during the 12-month period, they experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by artificial intelligence-chip developer NVIDIA Corp., semiconductor company Broadcom, Inc. and consumer electronics company Apple, Inc.
Communication services | In the communication services sector, which added to the fund’s absolute return, Alphabet, Inc., parent company of Google, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was General Electric Company, a maker of aircraft engines and other components. This stock was sold before period end.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, UnitedHealth Group, Inc., a managed-care company, meaningfully detracted in absolute terms. This stock was sold during the period.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Pool Corp., a distributor of swimming pool supplies and equipment.
Utilities | The utilities sector was a modest detractor from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class C/JSGCX)	15.50%	11.26%	14.56%
U.S. Growth Fund (Class C/JSGCX)—excluding sales charge	16.50%	11.26%	14.56%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,860,674,628
Total number of portfolio holdings	48
Total advisory fees paid (net)	$13,800,937
Portfolio turnover rate	94%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Sector Composition
Information technology	47.1%
Communication services	13.0%
Consumer discretionary	10.2%
Health care	10.2%
Industrials	5.0%
Financials	4.8%
Real estate	2.4%
Energy	2.0%
Consumer staples	1.8%
Utilities	0.8%
Materials	0.7%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On July 9, 2025, the shareholders of John Hancock Funds II Capital Appreciation Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on July 18, 2025.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346145

393A-C

3/26

5/26

John Hancock U.S. Growth Fund

John Hancock U.S. Growth Fund
Class I/JSGIX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class I/JSGIX)	$75	0.69%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Growth Fund (Class I/JSGIX) returned 17.68% for the year ended March 31, 2026. Although U.S. equities rose during the 12-month period, they experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by artificial intelligence-chip developer NVIDIA Corp., semiconductor company Broadcom, Inc. and consumer electronics company Apple, Inc.
Communication services | In the communication services sector, which added to the fund’s absolute return, Alphabet, Inc., parent company of Google, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was General Electric Company, a maker of aircraft engines and other components. This stock was sold before period end.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, UnitedHealth Group, Inc., a managed-care company, meaningfully detracted in absolute terms. This stock was sold during the period.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Pool Corp., a distributor of swimming pool supplies and equipment.
Utilities | The utilities sector was a modest detractor from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class I/JSGIX)	17.68%	12.38%	15.71%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,860,674,628
Total number of portfolio holdings	48
Total advisory fees paid (net)	$13,800,937
Portfolio turnover rate	94%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Sector Composition
Information technology	47.1%
Communication services	13.0%
Consumer discretionary	10.2%
Health care	10.2%
Industrials	5.0%
Financials	4.8%
Real estate	2.4%
Energy	2.0%
Consumer staples	1.8%
Utilities	0.8%
Materials	0.7%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On July 9, 2025, the shareholders of John Hancock Funds II Capital Appreciation Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on July 18, 2025.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346145

393A-I

3/26

5/26

John Hancock U.S. Growth Fund

John Hancock U.S. Growth Fund
Class NAV/JSGBX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class NAV/JSGBX)	$63	0.58%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Growth Fund (Class NAV/JSGBX) returned 17.85% for the year ended March 31, 2026. Although U.S. equities rose during the 12-month period, they experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by artificial intelligence-chip developer NVIDIA Corp., semiconductor company Broadcom, Inc. and consumer electronics company Apple, Inc.
Communication services | In the communication services sector, which added to the fund’s absolute return, Alphabet, Inc., parent company of Google, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was General Electric Company, a maker of aircraft engines and other components. This stock was sold before period end.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, UnitedHealth Group, Inc., a managed-care company, meaningfully detracted in absolute terms. This stock was sold during the period.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Pool Corp., a distributor of swimming pool supplies and equipment.
Utilities | The utilities sector was a modest detractor from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class NAV/JSGBX)	17.85%	12.51%	15.85%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,860,674,628
Total number of portfolio holdings	48
Total advisory fees paid (net)	$13,800,937
Portfolio turnover rate	94%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Sector Composition
Information technology	47.1%
Communication services	13.0%
Consumer discretionary	10.2%
Health care	10.2%
Industrials	5.0%
Financials	4.8%
Real estate	2.4%
Energy	2.0%
Consumer staples	1.8%
Utilities	0.8%
Materials	0.7%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On July 9, 2025, the shareholders of John Hancock Funds II Capital Appreciation Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on July 18, 2025.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346145

393A-NAV

3/26

5/26

John Hancock U.S. Growth Fund

John Hancock U.S. Growth Fund
Class R2/JSGRX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R2/JSGRX)	$116	1.07%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Growth Fund (Class R2/JSGRX) returned 17.26% for the year ended March 31, 2026. Although U.S. equities rose during the 12-month period, they experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by artificial intelligence-chip developer NVIDIA Corp., semiconductor company Broadcom, Inc. and consumer electronics company Apple, Inc.
Communication services | In the communication services sector, which added to the fund’s absolute return, Alphabet, Inc., parent company of Google, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was General Electric Company, a maker of aircraft engines and other components. This stock was sold before period end.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, UnitedHealth Group, Inc., a managed-care company, meaningfully detracted in absolute terms. This stock was sold during the period.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Pool Corp., a distributor of swimming pool supplies and equipment.
Utilities | The utilities sector was a modest detractor from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class R2/JSGRX)	17.26%	11.94%	15.27%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,860,674,628
Total number of portfolio holdings	48
Total advisory fees paid (net)	$13,800,937
Portfolio turnover rate	94%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Sector Composition
Information technology	47.1%
Communication services	13.0%
Consumer discretionary	10.2%
Health care	10.2%
Industrials	5.0%
Financials	4.8%
Real estate	2.4%
Energy	2.0%
Consumer staples	1.8%
Utilities	0.8%
Materials	0.7%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On July 9, 2025, the shareholders of John Hancock Funds II Capital Appreciation Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on July 18, 2025.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346145

393A-R2

3/26

5/26

John Hancock U.S. Growth Fund

John Hancock U.S. Growth Fund
Class R4/JHSGX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R4/JHSGX)	$91	0.84%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Growth Fund (Class R4/JHSGX) returned 17.52% for the year ended March 31, 2026. Although U.S. equities rose during the 12-month period, they experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by artificial intelligence-chip developer NVIDIA Corp., semiconductor company Broadcom, Inc. and consumer electronics company Apple, Inc.
Communication services | In the communication services sector, which added to the fund’s absolute return, Alphabet, Inc., parent company of Google, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was General Electric Company, a maker of aircraft engines and other components. This stock was sold before period end.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, UnitedHealth Group, Inc., a managed-care company, meaningfully detracted in absolute terms. This stock was sold during the period.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Pool Corp., a distributor of swimming pool supplies and equipment.
Utilities | The utilities sector was a modest detractor from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class R4/JHSGX)	17.52%	12.26%	15.58%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,860,674,628
Total number of portfolio holdings	48
Total advisory fees paid (net)	$13,800,937
Portfolio turnover rate	94%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Sector Composition
Information technology	47.1%
Communication services	13.0%
Consumer discretionary	10.2%
Health care	10.2%
Industrials	5.0%
Financials	4.8%
Real estate	2.4%
Energy	2.0%
Consumer staples	1.8%
Utilities	0.8%
Materials	0.7%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On July 9, 2025, the shareholders of John Hancock Funds II Capital Appreciation Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on July 18, 2025.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346145

393A-R4

3/26

5/26

John Hancock U.S. Growth Fund

John Hancock U.S. Growth Fund
Class R6/JSGTX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R6/JSGTX)	$64	0.59%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Growth Fund (Class R6/JSGTX) returned 17.80% for the year ended March 31, 2026. Although U.S. equities rose during the 12-month period, they experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by artificial intelligence-chip developer NVIDIA Corp., semiconductor company Broadcom, Inc. and consumer electronics company Apple, Inc.
Communication services | In the communication services sector, which added to the fund’s absolute return, Alphabet, Inc., parent company of Google, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was General Electric Company, a maker of aircraft engines and other components. This stock was sold before period end.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, UnitedHealth Group, Inc., a managed-care company, meaningfully detracted in absolute terms. This stock was sold during the period.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Pool Corp., a distributor of swimming pool supplies and equipment.
Utilities | The utilities sector was a modest detractor from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class R6/JSGTX)	17.80%	12.50%	15.84%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,860,674,628
Total number of portfolio holdings	48
Total advisory fees paid (net)	$13,800,937
Portfolio turnover rate	94%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Sector Composition
Information technology	47.1%
Communication services	13.0%
Consumer discretionary	10.2%
Health care	10.2%
Industrials	5.0%
Financials	4.8%
Real estate	2.4%
Energy	2.0%
Consumer staples	1.8%
Utilities	0.8%
Materials	0.7%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On July 9, 2025, the shareholders of John Hancock Funds II Capital Appreciation Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on July 18, 2025.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346145

393A-R6

3/26

5/26

John Hancock U.S. Growth Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2026, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $274,339 and $257,308 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, reviews for supplemental regulatory filings and software licensing fees. Amounts billed to the registrant were $4,525 and $3,477 for fiscal years ended March 31, 2026 and March 31, 2025, respectively.

Amounts billed to control affiliates were $137,100 and $132,464 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $32,129 and $34,844 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $3,390 and $0 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended March 31, 2026, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,038,192 for the fiscal year ended March 31, 2026 and $768,099 for the fiscal year ended March 31, 2025.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham - retired effective December 31, 2025

William K. Bacic

Thomas R. Wright - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended March 31, 2026 for the following funds:

  John Hancock Disciplined Value Fund

  John Hancock Disciplined Value Mid Cap Fund

  John Hancock Global Shareholder Yield Fund

  John Hancock International Growth Fund

  John Hancock U.S. Growth Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value Fund
U.S. equity
March 31, 2026

John Hancock
Disciplined Value Fund

2	Fund’s investments
7	Financial statements
10	Financial highlights
18	Notes to financial statements
27	Report of independent registered public accounting firm
28	Tax information
29	Shareholder meeting
1	JOHN HANCOCK DISCIPLINED VALUE FUND |

Fund’s investments
AS OF 3-31-26
	Shares	Value
Common stocks 96.8%		$16,448,070,086
(Cost $11,813,400,716)
Communication services 3.7%		634,468,609
Entertainment 1.2%
The Walt Disney Company	2,237,519	215,652,081
Interactive media and services 1.6%
Meta Platforms, Inc., Class A	471,906	269,991,580
Wireless telecommunication services 0.9%
T-Mobile US, Inc.	708,589	148,824,948
Consumer discretionary 4.9%		834,178,748
Automobile components 0.5%
Aptiv PLC (A)	1,291,583	89,687,524
Broadline retail 2.7%
Amazon.com, Inc. (A)	2,192,504	456,632,807
Hotels, restaurants and leisure 1.0%
Booking Holdings, Inc.	41,754	175,797,701
Specialty retail 0.7%
The Home Depot, Inc.	340,724	112,060,716
Consumer staples 7.1%		1,203,163,588
Beverages 1.8%
Coca-Cola Europacific Partners PLC	1,118,685	101,431,169
The Coca-Cola Company	2,569,461	195,407,509
Consumer staples distribution and retail 3.0%
Sysco Corp.	2,331,052	166,273,939
U.S. Foods Holding Corp. (A)	3,801,646	350,549,778
Tobacco 2.3%
Philip Morris International, Inc.	2,355,759	389,501,193
Energy 8.0%		1,354,588,617
Energy equipment and services 0.8%
SLB, Ltd.	2,668,407	137,129,436
Oil, gas and consumable fuels 7.2%
Canadian Natural Resources, Ltd.	2,191,123	106,773,424
Cenovus Energy, Inc.	7,202,732	191,088,480
ConocoPhillips	2,099,977	277,196,964
Diamondback Energy, Inc.	1,456,872	288,154,713
Marathon Petroleum Corp.	1,450,756	354,245,600
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE FUND	2

	Shares	Value
Financials 20.6%		$3,509,197,744
Banks 6.7%
Huntington Bancshares, Inc.	12,625,058	197,582,158
JPMorgan Chase & Co.	2,372,092	697,774,583
Wells Fargo & Company	3,200,608	254,800,403
Capital markets 6.6%
Intercontinental Exchange, Inc.	1,268,163	199,456,677
LPL Financial Holdings, Inc.	754,161	226,874,254
Morgan Stanley	1,749,806	287,965,573
The Charles Schwab Corp.	1,844,733	173,368,007
The Goldman Sachs Group, Inc.	271,777	229,920,624
Consumer finance 2.3%
American Express Company	821,075	248,358,766
Capital One Financial Corp.	798,252	145,625,112
Financial services 2.7%
Apollo Global Management, Inc.	1,301,875	145,054,913
Corpay, Inc. (A)	489,118	142,328,447
Visa, Inc., Class A	574,201	173,546,510
Insurance 2.3%
Aon PLC, Class A	563,595	181,917,194
Arthur J. Gallagher & Company	326,701	70,756,903
The Allstate Corp.	645,643	133,867,620
Health care 10.3%		1,750,502,105
Biotechnology 2.4%
AbbVie, Inc.	852,701	185,453,940
Gilead Sciences, Inc.	1,656,471	230,862,363
Health care providers and services 5.9%
Cencora, Inc.	990,495	311,154,099
Labcorp Holdings, Inc.	394,576	105,276,823
McKesson Corp.	318,349	275,486,491
Quest Diagnostics, Inc.	1,064,982	208,715,172
Tenet Healthcare Corp. (A)	564,543	106,534,910
Life sciences tools and services 1.0%
IQVIA Holdings, Inc. (A)	952,232	162,393,645
Pharmaceuticals 1.0%
AstraZeneca PLC	834,726	164,624,662
Industrials 16.2%		2,755,256,398
Aerospace and defense 2.5%
General Dynamics Corp.	607,155	208,387,739
L3Harris Technologies, Inc.	651,015	224,697,827
Air freight and logistics 2.4%
C.H. Robinson Worldwide, Inc.	1,023,509	169,974,140
3	JOHN HANCOCK DISCIPLINED VALUE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Air freight and logistics (continued)
FedEx Corp.	655,190	$233,365,574
Building products 0.5%
Allegion PLC	532,715	77,398,162
Electrical equipment 1.1%
Hubbell, Inc.	392,191	192,463,811
Ground transportation 2.5%
Old Dominion Freight Line, Inc.	830,176	162,216,390
Uber Technologies, Inc. (A)	3,706,763	266,627,463
Industrial conglomerates 1.8%
Honeywell International, Inc.	1,347,806	304,644,590
Machinery 2.1%
Cummins, Inc.	356,835	191,984,367
Wabtec Corp.	636,992	159,190,671
Passenger airlines 0.8%
United Airlines Holdings, Inc. (A)	1,406,458	129,492,588
Professional services 1.2%
Jacobs Solutions, Inc.	931,170	118,519,318
Leidos Holdings, Inc.	600,891	93,450,568
Trading companies and distributors 1.3%
United Rentals, Inc.	305,868	222,843,190
Information technology 12.7%		2,155,014,331
Electronic equipment, instruments and components 2.1%
Flex, Ltd. (A)	2,876,935	188,324,165
Keysight Technologies, Inc. (A)	570,489	161,088,979
Semiconductors and semiconductor equipment 8.3%
Applied Materials, Inc.	974,878	333,203,552
Marvell Technology, Inc.	1,444,218	143,049,793
Microchip Technology, Inc.	3,444,366	222,540,487
Micron Technology, Inc.	1,021,804	345,206,263
NVIDIA Corp.	691,229	120,550,338
NXP Semiconductors NV	1,259,595	247,963,872
Software 1.0%
Oracle Corp.	680,253	100,072,019
Trimble, Inc. (A)	1,094,520	71,395,540
Technology hardware, storage and peripherals 1.3%
Dell Technologies, Inc., Class C	1,350,267	221,619,323
Materials 7.9%		1,338,211,161
Construction materials 2.0%
CRH PLC	3,138,020	329,868,662
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE FUND	4

	Shares	Value
Materials (continued)
Metals and mining 5.9%
Freeport-McMoRan, Inc.	2,543,645	$149,515,453
Kinross Gold Corp.	12,384,898	377,987,087
Newmont Corp.	2,132,580	230,851,785
Reliance, Inc.	414,269	125,904,634
Steel Dynamics, Inc.	689,353	124,083,540
Utilities 5.4%		913,488,785
Electric utilities 4.5%
Entergy Corp.	1,635,289	183,741,072
FirstEnergy Corp.	5,355,033	271,285,972
NRG Energy, Inc.	677,788	99,051,938
PPL Corp.	5,544,042	211,782,404
Multi-utilities 0.9%
CenterPoint Energy, Inc.	3,420,468	147,627,399

	Yield (%)	Shares	Value
Short-term investments 3.1%			$520,947,859
(Cost $520,947,859)
Short-term funds 3.1%			520,947,859
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5918(B)	520,947,859	520,947,859

Total investments (Cost $12,334,348,575) 99.9%	$16,969,017,945
Other assets and liabilities, net 0.1%	23,892,910
Total net assets 100.0%	$16,992,910,855

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-26.
At 3-31-26, the aggregate cost of investments for federal income tax purposes was $12,409,109,999. Net unrealized appreciation aggregated to $4,559,907,946, of which $4,799,540,074 related to gross unrealized appreciation and $239,632,128 related to gross unrealized depreciation.
5	JOHN HANCOCK DISCIPLINED VALUE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

The fund had the following country composition as a percentage of net assets on 3-31-26:
United States	89.0%
Canada	4.0%
Ireland	2.9%
United Kingdom	2.6%
Netherlands	1.5%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE FUND	6

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-26

Assets
Unaffiliated investments, at value (Cost $12,334,348,575)	$16,969,017,945
Cash	945,053
Dividends and interest receivable	19,164,401
Receivable for fund shares sold	16,869,399
Receivable for investments sold	6,155,413
Receivable for securities lending income	10,302
Other assets	1,260,356
Total assets	17,013,422,869
Liabilities
Payable for investments purchased	1,115,298
Payable for fund shares repurchased	16,351,160
Payable to affiliates
Accounting and legal services fees	713,079
Transfer agent fees	968,675
Distribution and service fees	15,924
Trustees’ fees	29,426
Other liabilities and accrued expenses	1,318,452
Total liabilities	20,512,014
Net assets	$16,992,910,855
Net assets consist of
Paid-in capital	$11,659,089,150
Total distributable earnings (loss)	5,333,821,705
Net assets	$16,992,910,855

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,400,970,052 ÷ 52,656,157 shares)[1]	$26.61
Class C ($51,908,431 ÷ 2,185,716 shares)[1]	$23.75
Class I ($8,079,874,749 ÷ 321,115,576 shares)	$25.16
Class R2 ($50,417,988 ÷ 2,009,128 shares)	$25.09
Class R4 ($40,755,695 ÷ 1,619,199 shares)	$25.17
Class R5 ($38,377,769 ÷ 1,519,556 shares)	$25.26
Class R6 ($4,587,987,299 ÷ 181,689,571 shares)	$25.25
Class NAV ($2,742,618,872 ÷ 108,544,293 shares)	$25.27
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$28.01

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
7	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-26

Investment income
Dividends	$294,609,042
Interest	15,188
Securities lending, net	37,672
Less foreign taxes withheld	(2,417,015)
Total investment income	292,244,887
Expenses
Investment management fees	101,103,176
Distribution and service fees	4,440,109
Accounting and legal services fees	2,884,096
Transfer agent fees	11,286,944
Trustees’ fees	442,987
Custodian fees	1,911,678
State registration fees	278,128
Printing and postage	787,904
Professional fees	546,615
Other	477,662
Total expenses	124,159,299
Less expense reductions	(1,642,834)
Net expenses	122,516,465
Net investment income	169,728,422
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,316,094,807
Affiliated investments	(1,208)
Redemptions in kind	231,915,328
1,548,008,927
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,536,255,843
1,536,255,843
Net realized and unrealized gain	3,084,264,770
Increase in net assets from operations	$3,253,993,192
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	8

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-26	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment income	$169,728,422	$167,531,524
Net realized gain	1,548,008,927	1,845,456,035
Change in net unrealized appreciation (depreciation)	1,536,255,843	(1,529,416,219)
Increase in net assets resulting from operations	3,253,993,192	483,571,340
Distributions to shareholders
From earnings
Class A	(81,090,138)	(154,930,830)
Class C	(3,168,558)	(7,280,485)
Class I	(543,739,262)	(959,358,243)
Class R2	(2,822,359)	(6,766,250)
Class R4	(2,737,290)	(7,072,888)
Class R5	(2,923,674)	(8,060,942)
Class R6	(288,240,892)	(573,810,642)
Class NAV	(214,193,405)	(134,798,887)
Total distributions	(1,138,915,578)	(1,852,079,167)
From fund share transactions	(1,680,784,761)	3,118,049,813
Total increase	434,292,853	1,749,541,986
Net assets
Beginning of year	16,558,618,002	14,809,076,016
End of year	$16,992,910,855	$16,558,618,002
9	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$23.67	$25.94	$21.72	$24.55	$24.73
Net investment income[1]	0.17	0.21	0.18	0.24	0.15
Net realized and unrealized gain (loss) on investments	4.35	0.59	5.59	(1.63)	3.04
Total from investment operations	4.52	0.80	5.77	(1.39)	3.19
Less distributions
From net investment income	(0.15)	(0.19)	(0.19)	(0.23)	(0.16)
From net realized gain	(1.43)	(2.88)	(1.36)	(1.21)	(3.21)
Total distributions	(1.58)	(3.07)	(1.55)	(1.44)	(3.37)
Net asset value, end of period	$26.61	$23.67	$25.94	$21.72	$24.55
Total return (%)[2,3]	19.22	3.07	27.42	(5.60)	13.42
Ratios and supplemental data
Net assets, end of period (in millions)	$1,401	$1,294	$1,382	$1,185	$1,204
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	1.00	1.03	1.02	1.04
Expenses including reductions	0.95	0.99	1.02	1.01	1.03
Net investment income	0.67	0.83	0.79	1.04	0.60
Portfolio turnover (%)	42[4]	63	48	43	38

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	10

CLASS C SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$21.30	$23.63	$19.92	$22.62	$23.05
Net investment income (loss)[1]	(0.02)	0.02	0.01	0.06	(0.04)
Net realized and unrealized gain (loss) on investments	3.90	0.54	5.08	(1.49)	2.82
Total from investment operations	3.88	0.56	5.09	(1.43)	2.78
Less distributions
From net investment income	—	(0.01)	(0.02)	(0.06)	—
From net realized gain	(1.43)	(2.88)	(1.36)	(1.21)	(3.21)
Total distributions	(1.43)	(2.89)	(1.38)	(1.27)	(3.21)
Net asset value, end of period	$23.75	$21.30	$23.63	$19.92	$22.62
Total return (%)[2,3]	18.32	2.30	26.40	(6.26)	12.56
Ratios and supplemental data
Net assets, end of period (in millions)	$52	$56	$72	$79	$116
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71	1.75	1.78	1.77	1.79
Expenses including reductions	1.70	1.74	1.77	1.76	1.78
Net investment income (loss)	(0.08)	0.08	0.05	0.29	(0.17)
Portfolio turnover (%)	42[4]	63	48	43	38

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes in-kind transactions.
11	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$22.45	$24.76	$20.80	$23.57	$23.86
Net investment income[1]	0.23	0.27	0.23	0.28	0.21
Net realized and unrealized gain (loss) on investments	4.12	0.56	5.33	(1.55)	2.93
Total from investment operations	4.35	0.83	5.56	(1.27)	3.14
Less distributions
From net investment income	(0.21)	(0.26)	(0.24)	(0.29)	(0.22)
From net realized gain	(1.43)	(2.88)	(1.36)	(1.21)	(3.21)
Total distributions	(1.64)	(3.14)	(1.60)	(1.50)	(3.43)
Net asset value, end of period	$25.16	$22.45	$24.76	$20.80	$23.57
Total return (%)[2]	19.51	3.30	27.68	(5.33)	13.73
Ratios and supplemental data
Net assets, end of period (in millions)	$8,080	$7,749	$7,297	$5,657	$6,039
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71	0.75	0.78	0.77	0.79
Expenses including reductions	0.70	0.74	0.77	0.76	0.78
Net investment income	0.92	1.08	1.04	1.29	0.84
Portfolio turnover (%)	42[3]	63	48	43	38

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	12

CLASS R2 SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$22.40	$24.71	$20.76	$23.53	$23.83
Net investment income[1]	0.13	0.17	0.15	0.20	0.11
Net realized and unrealized gain (loss) on investments	4.11	0.56	5.32	(1.56)	2.93
Total from investment operations	4.24	0.73	5.47	(1.36)	3.04
Less distributions
From net investment income	(0.12)	(0.16)	(0.16)	(0.20)	(0.13)
From net realized gain	(1.43)	(2.88)	(1.36)	(1.21)	(3.21)
Total distributions	(1.55)	(3.04)	(1.52)	(1.41)	(3.34)
Net asset value, end of period	$25.09	$22.40	$24.71	$20.76	$23.53
Total return (%)[2]	19.04	2.91	27.22	(5.73)	13.28
Ratios and supplemental data
Net assets, end of period (in millions)	$50	$53	$51	$50	$55
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	1.14	1.17	1.16	1.18
Expenses including reductions	1.10	1.13	1.16	1.15	1.17
Net investment income	0.53	0.69	0.66	0.90	0.43
Portfolio turnover (%)	42[3]	63	48	43	38

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
13	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$22.46	$24.77	$20.80	$23.58	$23.87
Net investment income[1]	0.19	0.23	0.20	0.25	0.17
Net realized and unrealized gain (loss) on investments	4.13	0.56	5.34	(1.57)	2.94
Total from investment operations	4.32	0.79	5.54	(1.32)	3.11
Less distributions
From net investment income	(0.18)	(0.22)	(0.21)	(0.25)	(0.19)
From net realized gain	(1.43)	(2.88)	(1.36)	(1.21)	(3.21)
Total distributions	(1.61)	(3.10)	(1.57)	(1.46)	(3.40)
Net asset value, end of period	$25.17	$22.46	$24.77	$20.80	$23.58
Total return (%)[2]	19.35	3.16	27.56	(5.52)	13.58
Ratios and supplemental data
Net assets, end of period (in millions)	$41	$41	$55	$49	$62
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	0.99	1.01	1.01	1.03
Expenses including reductions	0.85	0.88	0.91	0.90	0.92
Net investment income	0.77	0.94	0.90	1.14	0.70
Portfolio turnover (%)	42[3]	63	48	43	38

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	14

CLASS R5 SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$22.53	$24.84	$20.85	$23.63	$23.91
Net investment income[1]	0.24	0.28	0.25	0.29	0.23
Net realized and unrealized gain (loss) on investments	4.14	0.56	5.35	(1.56)	2.94
Total from investment operations	4.38	0.84	5.60	(1.27)	3.17
Less distributions
From net investment income	(0.22)	(0.27)	(0.25)	(0.30)	(0.24)
From net realized gain	(1.43)	(2.88)	(1.36)	(1.21)	(3.21)
Total distributions	(1.65)	(3.15)	(1.61)	(1.51)	(3.45)
Net asset value, end of period	$25.26	$22.53	$24.84	$20.85	$23.63
Total return (%)[2]	19.60	3.35	27.81	(5.31)	13.82
Ratios and supplemental data
Net assets, end of period (in millions)	$38	$63	$69	$59	$60
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66	0.69	0.71	0.71	0.73
Expenses including reductions	0.65	0.68	0.71	0.71	0.72
Net investment income	0.99	1.14	1.11	1.35	0.93
Portfolio turnover (%)	42[3]	63	48	43	38

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
15	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$22.53	$24.83	$20.85	$23.62	$23.91
Net investment income[1]	0.25	0.29	0.26	0.31	0.24
Net realized and unrealized gain (loss) on investments	4.14	0.57	5.34	(1.56)	2.93
Total from investment operations	4.39	0.86	5.60	(1.25)	3.17
Less distributions
From net investment income	(0.24)	(0.28)	(0.26)	(0.31)	(0.25)
From net realized gain	(1.43)	(2.88)	(1.36)	(1.21)	(3.21)
Total distributions	(1.67)	(3.16)	(1.62)	(1.52)	(3.46)
Net asset value, end of period	$25.25	$22.53	$24.83	$20.85	$23.62
Total return (%)[2]	19.61	3.44	27.82	(5.22)	13.82
Ratios and supplemental data
Net assets, end of period (in millions)	$4,588	$4,485	$4,730	$3,846	$4,009
Ratios (as a percentage of average net assets):
Expenses before reductions	0.61	0.64	0.66	0.66	0.68
Expenses including reductions	0.60	0.63	0.66	0.66	0.68
Net investment income	1.03	1.19	1.16	1.40	0.95
Portfolio turnover (%)	42[3]	63	48	43	38

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	16

CLASS NAV SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$22.54	$24.85	$20.86	$23.63	$23.92
Net investment income[1]	0.25	0.30	0.26	0.31	0.24
Net realized and unrealized gain (loss) on investments	4.15	0.55	5.36	(1.56)	2.93
Total from investment operations	4.40	0.85	5.62	(1.25)	3.17
Less distributions
From net investment income	(0.24)	(0.28)	(0.27)	(0.31)	(0.25)
From net realized gain	(1.43)	(2.88)	(1.36)	(1.21)	(3.21)
Total distributions	(1.67)	(3.16)	(1.63)	(1.52)	(3.46)
Net asset value, end of period	$25.27	$22.54	$24.85	$20.86	$23.63
Total return (%)[2]	19.65	3.41	27.87	(5.20)	13.83
Ratios and supplemental data
Net assets, end of period (in millions)	$2,743	$2,818	$1,153	$1,151	$1,372
Ratios (as a percentage of average net assets):
Expenses before reductions	0.60	0.64	0.66	0.65	0.68
Expenses including reductions	0.59	0.63	0.65	0.65	0.67
Net investment income	1.02	1.22	1.17	1.40	0.95
Portfolio turnover (%)	42[3]	63	48	43	38

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
17	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Disciplined Value Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
| JOHN HANCOCK Disciplined Value Fund	18

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of March 31, 2026, there were no securities on loan.
19	JOHN HANCOCK Disciplined Value Fund |

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2026 were $94,442.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
| JOHN HANCOCK Disciplined Value Fund	20

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2026 and 2025 was as follows:
	March 31, 2026	March 31, 2025
Ordinary income	$149,829,148	$188,891,903
Long-term capital gains	989,086,430	1,663,187,264
Total	$1,138,915,578	$1,852,079,167
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2026, the components of distributable earnings on a tax basis consisted of $26,664,109 of undistributed ordinary income and $747,261,131 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, treatment of a portion of the proceeds from redemptions as distributions for tax purposes and redemptions in kind.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of aggregate net assets; (b) 0.675% of the next $500 million of aggregate net assets; (c) 0.650% of the next $500 million of aggregate net assets; (d) 0.625% of the next $1 billion of aggregate net assets; (e) 0.575% of the next $10 billion of aggregate net assets; and (f) 0.500% of aggregate net assets in excess of $12.5 billion. Aggregate net assets include the net assets of the fund and John Hancock Disciplined Value Trust, a series of John Hancock Trust Company Collective Investment Trust. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
21	JOHN HANCOCK Disciplined Value Fund |

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$122,749
Class C	4,857
Class I	755,576
Class R2	4,593
Class R4	3,864
Class	Expense reduction
Class R5	$5,025
Class R6	413,961
Class NAV	288,691
Total	$1,599,316

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2026, were equivalent to a net annual effective rate of 0.55% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $43,518 for Class R4 shares for the year ended March 31, 2026.
| JOHN HANCOCK Disciplined Value Fund	22

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $560,097 for the year ended March 31, 2026. Of this amount, $95,143 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $464,954 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2026, CDSCs received by the Distributor amounted to $5,694 and $4,658 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,453,375	$1,533,727
Class C	547,712	60,843
Class I	—	9,434,803
Class R2	257,541	2,775
Class R4	152,931	2,328
Class R5	28,550	3,085
Class R6	—	249,383
Total	$4,440,109	$11,286,944
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating
23	JOHN HANCOCK Disciplined Value Fund |

affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$62,727,500	4	4.128%	$(28,773)
Lender	$21,850,000	6	4.170%	$15,188
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2026 and 2025 were as follows:
	Year Ended 3-31-26		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,493,858	$168,412,703	7,121,298	$182,981,411
Distributions reinvested	2,869,195	75,000,688	6,036,547	143,307,398
Repurchased	(11,368,968)	(295,196,354)	(11,761,627)	(300,844,060)
Net increase (decrease)	(2,005,915)	$(51,782,963)	1,396,218	$25,444,749
Class C shares
Sold	294,716	$6,934,041	415,308	$9,550,262
Distributions reinvested	127,988	2,992,348	322,390	6,902,371
Repurchased	(880,458)	(20,398,921)	(1,138,293)	(26,413,699)
Net decrease	(457,754)	$(10,472,532)	(400,595)	$(9,961,066)
Class I shares
Sold	89,381,389	$2,211,254,020	93,956,841	$2,278,551,021
Distributions reinvested	17,442,733	430,835,504	34,296,054	772,004,168
Repurchased	(130,845,186)	(3,262,305,688)	(77,785,804)	(1,896,728,860)
Net increase (decrease)	(24,021,064)	$(620,216,164)	50,467,091	$1,153,826,329
Class R2 shares
Sold	384,862	$9,530,994	506,276	$12,326,911
Distributions reinvested	94,943	2,341,300	250,320	5,627,193
Repurchased	(844,090)	(20,927,506)	(465,456)	(11,087,493)
Net increase (decrease)	(364,285)	$(9,055,212)	291,140	$6,866,611
Class R4 shares
Sold	319,375	$7,795,882	479,552	$11,742,417
Distributions reinvested	110,732	2,737,290	313,932	7,072,888
Repurchased	(633,508)	(15,878,472)	(1,192,480)	(27,988,075)
Net decrease	(203,401)	$(5,345,300)	(398,996)	$(9,172,770)
| JOHN HANCOCK Disciplined Value Fund	24

	Year Ended 3-31-26		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	243,594	$6,006,761	1,271,416	$31,859,026
Distributions reinvested	117,938	2,923,674	356,995	8,060,942
Repurchased	(1,621,451)	(41,379,282)	(1,636,300)	(42,983,057)
Net decrease	(1,259,919)	$(32,448,847)	(7,889)	$(3,063,089)
Class R6 shares
Sold	28,355,740	$701,958,143	38,439,256	$942,786,716
Distributions reinvested	10,281,251	254,769,391	22,866,976	516,107,637
Repurchased	(56,027,374)	(1,398,488,876)	(52,680,036)	(1,294,888,676)
Net increase (decrease)	(17,390,383)	$(441,761,342)	8,626,196	$164,005,677
Class NAV shares
Sold	18,314,723	$402,026,949	77,972,210	$1,790,111,223
Distributions reinvested	8,636,831	214,193,405	5,969,836	134,798,887
Repurchased	(43,463,520)	(1,125,922,755)	(5,302,263)	(134,806,738)
Net increase (decrease)	(16,511,966)	$(509,702,401)	78,639,783	$1,790,103,372
Total net increase (decrease)	(62,214,687)	$(1,680,784,761)	138,612,948	$3,118,049,813
Affiliates of the fund owned 95% of shares of Class NAV on March 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On February 10, 2026 there were redemptions in kind from Class NAV shares of $532,666,554 which represented approximately 2.8% of the fund. For purposes of US GAAP, this transaction was treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. Net realized gain resulting from such redemption in kind is shown on the Statement of operations.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in-kind transactions, amounted to $7,293,930,071 and $9,425,228,216, respectively, for the year ended March 31, 2026.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2026, funds within the John Hancock group of funds complex held 15.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	5.6%
25	JOHN HANCOCK Disciplined Value Fund |

Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$400,135,775	$(400,134,567)	$(1,208)	—	$37,672	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Disciplined Value Fund	26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Disciplined Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s schedule of investments, of John Hancock Disciplined Value Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 14, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
27	JOHN HANCOCK DISCIPLINED VALUE FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $1,108,085,494 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK DISCIPLINED VALUE FUND	28

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,425,116,957	23,441,042
Christine L. Hurtsellers	1,431,763,939	16,794,060
Kenneth J. Phelan	1,431,995,585	16,562,415
Thomas R. Wright	1,425,328,916	23,229,083

Non-Independent Trustee
Kristie M. Feinberg	1,425,345,708	23,068,298
29	JOHN HANCOCK DISCIPLINED VALUE FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5346148	340A 3/26
5/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value Mid Cap Fund
U.S. equity
March 31, 2026

John Hancock
Disciplined Value Mid Cap Fund

2	Fund’s investments
8	Financial statements
11	Financial highlights
17	Notes to financial statements
25	Report of independent registered public accounting firm
26	Tax information
27	Shareholder meeting
1	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |

Fund’s investments
AS OF 3-31-26
	Shares	Value
Common stocks 97.6%		$21,345,449,904
(Cost $15,727,571,954)
Consumer discretionary 15.2%		3,314,932,152
Automobile components 0.4%
Gentex Corp.	3,918,713	85,623,879
Broadline retail 1.2%
eBay, Inc.	2,930,938	266,773,977
Distributors 0.5%
LKQ Corp.	3,495,265	102,655,933
Diversified consumer services 0.7%
frontdoor, Inc. (A)	2,907,728	153,702,502
Hotels, restaurants and leisure 3.6%
Boyd Gaming Corp.	1,636,035	134,449,356
Churchill Downs, Inc.	576,026	51,744,416
Darden Restaurants, Inc.	408,874	80,155,659
Domino’s Pizza, Inc.	227,781	81,725,545
Expedia Group, Inc.	477,424	110,232,427
Marriott International, Inc., Class A	262,867	85,975,910
Wyndham Hotels & Resorts, Inc.	1,239,037	100,646,976
Yum! Brands, Inc.	890,347	138,431,152
Household durables 3.7%
Cavco Industries, Inc. (A)	172,455	83,518,232
D.R. Horton, Inc.	906,809	124,432,331
NVR, Inc. (A)	31,847	209,866,316
Somnigroup International, Inc.	2,671,041	197,443,351
TopBuild Corp. (A)	523,845	184,026,749
Specialty retail 4.4%
AutoZone, Inc. (A)	95,268	321,794,345
Murphy USA, Inc.	308,478	152,378,878
Ross Stores, Inc.	910,589	197,260,895
Valvoline, Inc. (A)(B)	3,889,027	130,982,429
Williams-Sonoma, Inc.	865,518	157,809,897
Textiles, apparel and luxury goods 0.7%
Ralph Lauren Corp.	474,726	163,300,997
Consumer staples 5.2%		1,129,677,237
Beverages 1.7%
Coca-Cola Consolidated, Inc.	1,339,831	256,899,196
Coca-Cola Europacific Partners PLC	1,243,354	112,734,907
Consumer staples distribution and retail 2.5%
Sysco Corp.	2,378,757	169,676,737
U.S. Foods Holding Corp. (A)	3,979,438	366,943,978
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	2

	Shares	Value
Consumer staples (continued)
Food products 1.0%
Cal-Maine Foods, Inc.	856,881	$67,822,131
McCormick & Company, Inc.	3,084,859	155,600,288
Energy 8.3%		1,814,691,193
Energy equipment and services 2.2%
SLB, Ltd.	1,852,483	95,199,101
TechnipFMC PLC	5,515,617	381,294,602
Oil, gas and consumable fuels 6.1%
Diamondback Energy, Inc.	1,080,614	213,734,643
EQT Corp.	2,666,722	169,710,188
Marathon Petroleum Corp.	1,199,363	292,860,457
Permian Resources Corp., Class A	12,503,989	266,585,045
Phillips 66	990,744	180,493,742
Range Resources Corp.	4,754,613	214,813,415
Financials 15.1%		3,311,254,318
Banks 2.1%
East West Bancorp, Inc.	1,825,224	194,860,914
Fifth Third Bancorp	2,529,081	117,501,103
Huntington Bancshares, Inc.	9,129,408	142,875,235
Capital markets 6.4%
Affiliated Managers Group, Inc.	685,504	189,678,957
Ameriprise Financial, Inc.	811,000	360,408,400
Ares Management Corp., Class A	725,827	79,187,726
Evercore, Inc., Class A	349,499	104,328,946
LPL Financial Holdings, Inc.	1,178,852	354,634,047
SEI Investments Company	1,248,473	97,967,676
Stifel Financial Corp.	2,889,107	213,562,789
Consumer finance 1.0%
Credit Acceptance Corp. (A)(B)	293,093	124,113,162
Synchrony Financial	1,267,375	86,206,848
Financial services 1.8%
Corpay, Inc. (A)	343,832	100,051,674
Rocket Companies, Inc., Class A (A)	6,472,895	92,238,754
Voya Financial, Inc.	1,454,674	99,383,328
WEX, Inc. (A)	721,400	110,403,056
Insurance 3.8%
Arch Capital Group, Ltd. (A)	1,476,804	141,758,416
First American Financial Corp.	2,264,055	136,499,876
Markel Group, Inc. (A)	125,227	239,693,244
RenaissanceRe Holdings, Ltd.	638,276	189,714,775
The Travelers Companies, Inc.	466,900	136,185,392
3	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 9.8%		$2,145,680,983
Biotechnology 1.1%
Biogen, Inc. (A)	781,583	143,287,611
Halozyme Therapeutics, Inc. (A)	1,427,415	92,253,831
Health care equipment and supplies 2.0%
GE HealthCare Technologies, Inc.	1,885,138	134,184,123
Solventum Corp. (A)	2,762,532	180,393,340
STERIS PLC	608,319	134,517,580
Health care providers and services 5.5%
Cencora, Inc.	999,110	313,860,415
Labcorp Holdings, Inc.	513,049	136,886,604
McKesson Corp.	196,746	170,256,119
Quest Diagnostics, Inc.	866,867	169,888,595
Tenet Healthcare Corp. (A)	1,279,790	241,509,171
The Cigna Group	657,706	175,443,076
Life sciences tools and services 1.2%
IQVIA Holdings, Inc. (A)	888,187	151,471,411
Qiagen NV (New York Stock Exchange)	2,540,687	101,729,107
Industrials 18.1%		3,958,461,248
Aerospace and defense 2.9%
Howmet Aerospace, Inc.	869,295	200,337,726
L3Harris Technologies, Inc.	534,639	184,530,651
Textron, Inc.	2,898,013	253,750,018
Air freight and logistics 1.1%
Expeditors International of Washington, Inc.	1,717,270	245,964,582
Building products 3.8%
Allegion PLC	1,747,228	253,854,756
Builders FirstSource, Inc. (A)	1,111,921	91,544,456
Carlisle Companies, Inc.	235,878	78,693,618
Masco Corp.	2,775,486	167,556,090
Masterbrand, Inc. (A)(B)	4,565,625	37,940,344
Resideo Technologies, Inc. (A)	2,777,105	93,616,210
UFP Industries, Inc.	1,229,321	113,245,051
Commercial services and supplies 1.0%
Copart, Inc. (A)	2,263,245	75,139,734
RB Global, Inc.	1,545,895	148,174,036
Electrical equipment 1.7%
AMETEK, Inc.	681,186	146,019,031
Generac Holdings, Inc. (A)	1,082,504	211,445,506
Ground transportation 1.7%
Landstar System, Inc.	692,521	111,018,042
Old Dominion Freight Line, Inc.	1,371,280	267,948,112
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	4

	Shares	Value
Industrials (continued)
Industrial conglomerates 0.6%
3M Company	882,249	$128,129,022
Machinery 3.5%
Allison Transmission Holdings, Inc.	1,386,663	162,322,771
Dover Corp.	554,071	115,496,100
ITT, Inc.	462,311	88,084,115
Lincoln Electric Holdings, Inc.	563,517	140,360,814
Parker-Hannifin Corp.	110,653	99,060,992
Watts Water Technologies, Inc., Class A	532,211	154,495,531
Professional services 1.3%
CACI International, Inc., Class A (A)	357,326	194,338,892
Leidos Holdings, Inc.	561,628	87,344,387
Trading companies and distributors 0.5%
MSC Industrial Direct Company, Inc., Class A	1,171,027	108,050,661
Information technology 9.9%		2,169,142,898
Electronic equipment, instruments and components 5.0%
Arrow Electronics, Inc. (A)	717,621	102,914,028
CDW Corp.	1,378,296	166,801,382
Flex, Ltd. (A)	2,289,694	149,883,369
Jabil, Inc.	409,143	108,680,655
Keysight Technologies, Inc. (A)	964,430	272,326,099
TE Connectivity PLC	269,884	56,411,154
Vontier Corp.	2,147,736	76,180,196
Zebra Technologies Corp., Class A (A)	715,732	149,645,247
IT services 0.6%
EPAM Systems, Inc. (A)	1,022,320	138,422,128
Semiconductors and semiconductor equipment 1.9%
Marvell Technology, Inc.	1,265,823	125,379,768
Microchip Technology, Inc.	3,337,384	215,628,380
Qnity Electronics, Inc.	646,440	74,586,247
Software 1.6%
Check Point Software Technologies, Ltd. (A)	567,565	81,076,660
Gen Digital, Inc.	5,559,432	104,684,105
InterDigital, Inc.	561,088	169,448,576
Technology hardware, storage and peripherals 0.8%
NetApp, Inc.	1,729,416	177,074,904
Materials 5.2%		1,137,045,743
Chemicals 1.4%
CF Industries Holdings, Inc.	1,637,527	212,616,506
NewMarket Corp.	151,405	97,043,035
5	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Containers and packaging 1.9%
Ball Corp.	3,173,294	$187,573,408
Packaging Corp. of America	1,104,635	234,425,640
Metals and mining 1.6%
Commercial Metals Company	2,026,287	124,474,810
Reliance, Inc.	746,769	226,958,034
Paper and forest products 0.3%
Louisiana-Pacific Corp.	741,640	53,954,310
Real estate 6.1%		1,331,506,600
Industrial REITs 0.8%
EastGroup Properties, Inc.	917,874	169,889,299
Residential REITs 1.5%
Equity LifeStyle Properties, Inc.	1,924,001	120,096,142
Equity Residential	1,614,445	95,494,422
Essex Property Trust, Inc.	429,924	104,041,608
Retail REITs 2.3%
Regency Centers Corp.	2,625,970	198,680,890
Simon Property Group, Inc.	1,620,113	302,199,678
Specialized REITs 1.5%
Extra Space Storage, Inc.	671,740	88,085,266
Lamar Advertising Company, Class A	1,522,144	192,794,759
VICI Properties, Inc.	2,204,412	60,224,536
Utilities 4.7%		1,033,057,532
Electric utilities 3.1%
Entergy Corp.	1,367,231	153,622,075
FirstEnergy Corp.	2,635,145	133,496,446
NRG Energy, Inc.	361,915	52,890,258
OGE Energy Corp.	3,819,667	183,191,229
Xcel Energy, Inc.	2,048,419	162,726,405
Multi-utilities 1.6%
CenterPoint Energy, Inc.	2,297,250	99,149,310
DTE Energy Company	1,695,950	247,981,809

	Yield (%)	Shares	Value
Short-term investments 2.7%			$602,529,810
(Cost $602,523,684)
Short-term funds 2.7%			602,529,810
John Hancock Collateral Trust (C)	3.6657(D)	5,407,903	54,088,222
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5918(D)	548,441,588	548,441,588

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	6

Total investments (Cost $16,330,095,638) 100.3%	$21,947,979,714
Other assets and liabilities, net (0.3%)	(76,071,079)
Total net assets 100.0%	$21,871,908,635

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-26.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.
At 3-31-26, the aggregate cost of investments for federal income tax purposes was $16,437,594,516. Net unrealized appreciation aggregated to $5,510,385,198, of which $6,057,700,992 related to gross unrealized appreciation and $547,315,794 related to gross unrealized depreciation.
7	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-26

Assets
Unaffiliated investments, at value (Cost $16,276,013,542) including $63,278,715 of securities loaned	$21,893,891,492
Affiliated investments, at value (Cost $54,082,096)	54,088,222
Total investments, at value (Cost $16,330,095,638)	21,947,979,714
Dividends and interest receivable	19,834,924
Receivable for fund shares sold	25,614,305
Receivable for securities lending income	11,851
Other assets	1,786,221
Total assets	21,995,227,015
Liabilities
Payable for investments purchased	30,118,282
Payable for fund shares repurchased	34,719,809
Payable upon return of securities loaned	54,093,218
Payable to affiliates
Accounting and legal services fees	944,732
Transfer agent fees	1,545,347
Distribution and service fees	24,216
Trustees’ fees	43,734
Other liabilities and accrued expenses	1,829,042
Total liabilities	123,318,380
Net assets	$21,871,908,635
Net assets consist of
Paid-in capital	$15,408,006,083
Total distributable earnings (loss)	6,463,902,552
Net assets	$21,871,908,635

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,441,832,489 ÷ 55,345,592 shares)[1]	$26.05
Class C ($57,123,156 ÷ 2,212,826 shares)[1]	$25.81
Class I ($13,397,266,836 ÷ 482,076,311 shares)	$27.79
Class R2 ($37,838,932 ÷ 1,371,063 shares)	$27.60
Class R4 ($176,991,993 ÷ 6,380,749 shares)	$27.74
Class R6 ($6,760,855,229 ÷ 243,308,037 shares)	$27.79
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$27.42

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	8

STATEMENT OF OPERATIONS For the year ended 3-31-26

Investment income
Dividends	$355,329,689
Interest	18,676
Securities lending, net	6,378,372
Less foreign taxes withheld	(355,580)
Total investment income	361,371,157
Expenses
Investment management fees	163,694,104
Distribution and service fees	5,086,304
Accounting and legal services fees	3,705,050
Transfer agent fees	18,427,138
Trustees’ fees	573,219
Custodian fees	2,417,767
State registration fees	325,334
Printing and postage	1,167,778
Professional fees	656,741
Other	581,763
Total expenses	196,635,198
Less expense reductions	(2,256,091)
Net expenses	194,379,107
Net investment income	166,992,050
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	2,045,713,336
Affiliated investments	(10,227)
Redemptions in kind	67,633,525
2,113,336,634
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	748,915,830
Affiliated investments	(17,804,992)
731,110,838
Net realized and unrealized gain	2,844,447,472
Increase in net assets from operations	$3,011,439,522
9	JOHN HANCOCK Disciplined Value Mid Cap Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-26	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment income	$166,992,050	$195,412,709
Net realized gain	2,113,336,634	2,306,611,003
Change in net unrealized appreciation (depreciation)	731,110,838	(2,595,288,140)
Increase (decrease) in net assets resulting from operations	3,011,439,522	(93,264,428)
Distributions to shareholders
From earnings
Class A	(127,547,413)	(161,756,786)
Class C	(4,801,886)	(6,217,682)
Class I	(1,291,144,876)	(1,579,218,002)
Class R2	(3,153,029)	(4,871,009)
Class R4	(15,597,186)	(22,081,457)
Class R6	(601,608,486)	(686,252,920)
Total distributions	(2,043,852,876)	(2,460,397,856)
From fund share transactions	(105,088,211)	138,805,751
Total increase (decrease)	862,498,435	(2,414,856,533)
Net assets
Beginning of year	21,009,410,200	23,424,266,733
End of year	$21,871,908,635	$21,009,410,200
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	10

Financial highlights
CLASS A SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$24.98	$28.33	$23.54	$26.25	$25.33
Net investment income[1]	0.12	0.17	0.17	0.20	0.09
Net realized and unrealized gain (loss) on investments	3.42	(0.35)	5.66	(1.69)	2.60
Total from investment operations	3.54	(0.18)	5.83	(1.49)	2.69
Less distributions
From net investment income	(0.15)	(0.17)	(0.20)	(0.19)	(0.07)
From net realized gain	(2.32)	(3.00)	(0.84)	(1.03)	(1.70)
Total distributions	(2.47)	(3.17)	(1.04)	(1.22)	(1.77)
Net asset value, end of period	$26.05	$24.98	$28.33	$23.54	$26.25
Total return (%)[2,3]	14.19	(0.83)	25.16	(5.53)	10.91
Ratios and supplemental data
Net assets, end of period (in millions)	$1,442	$1,380	$1,510	$1,363	$1,486
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.11	1.13	1.12	1.11
Expenses including reductions	1.10	1.10	1.12	1.11	1.10
Net investment income	0.46	0.60	0.68	0.83	0.34
Portfolio turnover (%)	48[4]	49	47	41	26

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes in-kind transactions.
11	JOHN HANCOCK Disciplined Value Mid Cap Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$24.82	$28.20	$23.45	$26.14	$25.34
Net investment income (loss)[1]	(0.08)	(0.04)	(0.02)	0.02	(0.12)
Net realized and unrealized gain (loss) on investments	3.39	(0.34)	5.61	(1.68)	2.62
Total from investment operations	3.31	(0.38)	5.59	(1.66)	2.50
Less distributions
From net investment income	—	—	—[2]	—	—
From net realized gain	(2.32)	(3.00)	(0.84)	(1.03)	(1.70)
Total distributions	(2.32)	(3.00)	(0.84)	(1.03)	(1.70)
Net asset value, end of period	$25.81	$24.82	$28.20	$23.45	$26.14
Total return (%)[3,4]	13.32	(1.56)	24.19	(6.22)	10.12
Ratios and supplemental data
Net assets, end of period (in millions)	$57	$55	$63	$56	$62
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86	1.86	1.88	1.87	1.86
Expenses including reductions	1.85	1.85	1.87	1.86	1.85
Net investment income (loss)	(0.29)	(0.15)	(0.07)	0.08	(0.46)
Portfolio turnover (%)	48[5]	49	47	41	26

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	12

CLASS I SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$26.50	$29.86	$24.76	$27.55	$26.49
Net investment income[1]	0.20	0.25	0.24	0.27	0.16
Net realized and unrealized gain (loss) on investments	3.63	(0.36)	5.96	(1.78)	2.74
Total from investment operations	3.83	(0.11)	6.20	(1.51)	2.90
Less distributions
From net investment income	(0.22)	(0.25)	(0.26)	(0.25)	(0.14)
From net realized gain	(2.32)	(3.00)	(0.84)	(1.03)	(1.70)
Total distributions	(2.54)	(3.25)	(1.10)	(1.28)	(1.84)
Net asset value, end of period	$27.79	$26.50	$29.86	$24.76	$27.55
Total return (%)[2]	14.48	(0.57)	25.46	(5.31)	11.23
Ratios and supplemental data
Net assets, end of period (in millions)	$13,397	$13,376	$14,709	$13,215	$14,847
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.86	0.88	0.87	0.86
Expenses including reductions	0.85	0.85	0.87	0.86	0.85
Net investment income	0.71	0.85	0.93	1.08	0.59
Portfolio turnover (%)	48[3]	49	47	41	26

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
13	JOHN HANCOCK Disciplined Value Mid Cap Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$26.33	$29.69	$24.64	$27.41	$26.37
Net investment income[1]	0.09	0.13	0.14	0.17	0.05
Net realized and unrealized gain (loss) on investments	3.61	(0.36)	5.91	(1.76)	2.73
Total from investment operations	3.70	(0.23)	6.05	(1.59)	2.78
Less distributions
From net investment income	(0.11)	(0.13)	(0.16)	(0.15)	(0.04)
From net realized gain	(2.32)	(3.00)	(0.84)	(1.03)	(1.70)
Total distributions	(2.43)	(3.13)	(1.00)	(1.18)	(1.74)
Net asset value, end of period	$27.60	$26.33	$29.69	$24.64	$27.41
Total return (%)[2]	14.07	(0.97)	24.93	(5.65)	10.78
Ratios and supplemental data
Net assets, end of period (in millions)	$38	$38	$52	$89	$103
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	1.25	1.26	1.26	1.25
Expenses including reductions	1.24	1.24	1.25	1.25	1.24
Net investment income	0.31	0.44	0.52	0.68	0.18
Portfolio turnover (%)	48[3]	49	47	41	26

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	14

CLASS R4 SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$26.45	$29.81	$24.73	$27.51	$26.46
Net investment income[1]	0.16	0.20	0.21	0.24	0.12
Net realized and unrealized gain (loss) on investments	3.63	(0.35)	5.93	(1.77)	2.73
Total from investment operations	3.79	(0.15)	6.14	(1.53)	2.85
Less distributions
From net investment income	(0.18)	(0.21)	(0.22)	(0.22)	(0.10)
From net realized gain	(2.32)	(3.00)	(0.84)	(1.03)	(1.70)
Total distributions	(2.50)	(3.21)	(1.06)	(1.25)	(1.80)
Net asset value, end of period	$27.74	$26.45	$29.81	$24.73	$27.51
Total return (%)[2]	14.35	(0.72)	25.25	(5.42)	11.06
Ratios and supplemental data
Net assets, end of period (in millions)	$177	$194	$250	$133	$141
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	1.10	1.11	1.11	1.10
Expenses including reductions	0.99	0.99	1.00	1.00	0.99
Net investment income	0.57	0.70	0.81	0.94	0.43
Portfolio turnover (%)	48[3]	49	47	41	26

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
15	JOHN HANCOCK Disciplined Value Mid Cap Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$26.49	$29.85	$24.75	$27.54	$26.48
Net investment income[1]	0.23	0.28	0.28	0.30	0.19
Net realized and unrealized gain (loss) on investments	3.64	(0.36)	5.95	(1.78)	2.74
Total from investment operations	3.87	(0.08)	6.23	(1.48)	2.93
Less distributions
From net investment income	(0.25)	(0.28)	(0.29)	(0.28)	(0.17)
From net realized gain	(2.32)	(3.00)	(0.84)	(1.03)	(1.70)
Total distributions	(2.57)	(3.28)	(1.13)	(1.31)	(1.87)
Net asset value, end of period	$27.79	$26.49	$29.85	$24.75	$27.54
Total return (%)[2]	14.64	(0.47)	25.59	(5.21)	11.36
Ratios and supplemental data
Net assets, end of period (in millions)	$6,761	$5,967	$6,841	$4,866	$4,768
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75	0.75	0.76	0.76	0.75
Expenses including reductions	0.74	0.74	0.75	0.75	0.75
Net investment income	0.82	0.96	1.05	1.20	0.69
Portfolio turnover (%)	48[3]	49	47	41	26

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	16

Notes to financial statements
Note 1—Organization
John Hancock Disciplined Value Mid Cap Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital with current income as a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
17	JOHN HANCOCK Disciplined Value Mid Cap Fund |

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2026, the fund loaned securities valued at $63,278,715 and received $54,093,218 of cash collateral.
| JOHN HANCOCK Disciplined Value Mid Cap Fund	18

In addition, non-cash collateral of approximately $10,499,960 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2026 were $117,729.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
19	JOHN HANCOCK Disciplined Value Mid Cap Fund |

The tax character of distributions for the years ended March 31, 2026 and 2025 was as follows:
	March 31, 2026	March 31, 2025
Ordinary income	$182,337,790	$187,467,665
Long-term capital gains	1,861,515,086	2,272,930,191
Total	$2,043,852,876	$2,460,397,856
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2026, the components of distributable earnings on a tax basis consisted of $30,238,066 of undistributed ordinary income and $923,279,288 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to redemptions in kind, wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s aggregate net assets; (b) 0.775% of the next $500 million of the fund’s aggregate net assets; (c) 0.750% of the next $500 million of the fund’s aggregate net assets; (d) 0.725% of the next $1 billion of the fund’s aggregate net assets; and (e) 0.700% of the fund’s aggregate net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and John Hancock Disciplined Value Mid Cap Trust, a series trust of the John Hancock Trust Company Collective Investment Trust. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK Disciplined Value Mid Cap Fund	20

For the year ended March 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$129,369
Class C	5,106
Class I	1,311,899
Class R2	3,519
Class	Expense reduction
Class R4	$17,160
Class R6	595,397
Total	$2,062,450

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2026, were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $193,641 for Class R4 shares for the year ended March 31, 2026.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $535,564 for the year ended March 31, 2026. Of this amount, $89,555 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $446,009 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2026, CDSCs received by the Distributor amounted to $12,218 and $6,418 for Class A and Class C shares, respectively.
21	JOHN HANCOCK Disciplined Value Mid Cap Fund |

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,642,122	$1,617,447
Class C	574,851	63,827
Class I	—	16,376,332
Class R2	197,956	2,123
Class R4	671,375	10,359
Class R6	—	357,050
Total	$5,086,304	$18,427,138
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$71,869,000	2	4.678%	$18,676
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2026 and 2025 were as follows:
	Year Ended 3-31-26		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,448,968	$227,393,599	7,923,315	$215,581,837
Distributions reinvested	4,392,168	114,108,518	5,720,080	145,633,238
Repurchased	(12,729,617)	(341,983,076)	(11,707,002)	(319,468,236)
Net increase (decrease)	111,519	$(480,959)	1,936,393	$41,746,839
| JOHN HANCOCK Disciplined Value Mid Cap Fund	22

	Year Ended 3-31-26		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class C shares
Sold	350,949	$9,379,147	402,507	$11,046,947
Distributions reinvested	180,371	4,653,561	237,398	6,018,033
Repurchased	(522,784)	(13,855,332)	(655,701)	(17,784,058)
Net increase (decrease)	8,536	$177,376	(15,796)	$(719,078)
Class I shares
Sold	120,933,760	$3,465,174,979	103,636,218	$2,995,400,155
Distributions reinvested	44,581,505	1,234,907,696	55,678,326	1,502,758,026
Repurchased	(188,248,938)	(5,301,643,075)	(147,163,607)	(4,199,627,658)
Net increase (decrease)	(22,733,673)	$(601,560,400)	12,150,937	$298,530,523
Class R2 shares
Sold	254,792	$7,205,064	294,503	$8,382,021
Distributions reinvested	91,705	2,525,549	152,624	4,097,957
Repurchased	(415,616)	(11,996,789)	(743,970)	(20,788,016)
Net decrease	(69,119)	$(2,266,176)	(296,843)	$(8,308,038)
Class R4 shares
Sold	1,153,909	$32,461,252	1,447,035	$41,457,681
Distributions reinvested	563,835	15,595,667	819,044	22,081,433
Repurchased	(2,679,924)	(76,933,473)	(3,324,575)	(95,667,129)
Net decrease	(962,180)	$(28,876,554)	(1,058,496)	$(32,128,015)
Class R6 shares
Sold	68,953,655	$1,996,248,740	42,991,408	$1,239,211,894
Distributions reinvested	17,405,062	481,946,155	21,050,601	567,945,207
Repurchased	(68,284,860)	(1,950,276,393)	(67,944,278)	(1,967,473,581)
Net increase (decrease)	18,073,857	$527,918,502	(3,902,269)	$(160,316,480)
Total net increase (decrease)	(5,571,060)	$(105,088,211)	8,813,926	$138,805,751
On December 19, 2025 there were redemptions in kind from Class R6 shares of $184,530,344 which represented approximately 0.8% of the fund. For purposes of US GAAP, this transaction was treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. Net realized gain resulting from such redemption in kind is shown on the Statement of operations.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in-kind transactions, amounted to $10,783,001,077 and $12,677,664,993, respectively, for the year ended March 31, 2026.
23	JOHN HANCOCK Disciplined Value Mid Cap Fund |

Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	5,407,903	$119,113,445	$1,886,891,810	$(1,951,913,899)	$(10,227)	$7,093	$6,378,372	—	$54,088,222

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the year ended March 31, 2026, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Rocket Companies, Inc., Class A*	6,472,895	$119,125,916	$16,933,908	$(88,020,400)	$33,421,630	$10,777,700	$7,124,594	—	$92,238,754

*	The security was an affiliate at the beginning of the year but not at the end.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Disciplined Value Mid Cap Fund	24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Disciplined Value Mid Cap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s schedule of investments, of John Hancock Disciplined Value Mid Cap Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agents, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 14, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
25	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $2,021,996,500 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	26

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,425,116,957	23,441,042
Christine L. Hurtsellers	1,431,763,939	16,794,060
Kenneth J. Phelan	1,431,995,585	16,562,415
Thomas R. Wright	1,425,328,916	23,229,083

Non-Independent Trustee
Kristie M. Feinberg	1,425,345,708	23,068,298
27	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5346164	363A 3/26
5/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Global Shareholder Yield Fund
International equity
March 31, 2026

John Hancock
Global Shareholder Yield Fund

2	Fund’s investments
6	Financial statements
10	Financial highlights
15	Notes to financial statements
25	Report of independent registered public accounting firm
26	Tax information
27	Shareholder meeting
1	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |

Fund’s investments
AS OF 3-31-26
	Shares	Value
Common stocks 99.1%		$1,312,986,364
(Cost $861,216,438)
Austria 1.5%		19,304,241
BAWAG Group AG (A)(B)	126,978	19,304,241
Canada 3.9%		51,309,823
Enbridge, Inc.	169,579	9,192,691
Great-West Lifeco, Inc.	158,463	7,421,368
Nutrien, Ltd. (C)	169,504	12,790,772
Rogers Communications, Inc., Class B	218,094	8,387,628
Royal Bank of Canada	42,117	6,808,476
TELUS Corp.	521,965	6,708,888
France 7.5%		99,535,127
AXA SA	440,669	20,249,510
Cie Generale des Etablissements Michelin SCA	227,287	7,786,636
Orange SA	1,044,179	21,408,960
Sanofi SA	170,974	16,510,996
TotalEnergies SE	258,126	23,689,393
Vinci SA	65,887	9,889,632
Germany 3.9%		51,508,305
Allianz SE	32,714	13,815,788
Deutsche Telekom AG	236,024	8,809,227
DHL Group	260,419	13,725,943
Muenchener Rueckversicherungs-Gesellschaft AG	12,176	7,689,683
Siemens AG	30,651	7,467,664
Hong Kong 0.7%		8,806,834
AIA Group, Ltd.	792,600	8,806,834
Ireland 1.7%		22,360,246
Accenture PLC, Class A	38,034	7,541,762
DCC PLC	111,198	6,887,236
Medtronic PLC	91,532	7,931,248
Italy 2.8%		37,789,737
Infrastrutture Wireless Italiane SpA (A)(C)	996,933	7,955,860
Snam SpA	2,761,194	20,917,342
Terna - Rete Elettrica Nazionale	779,590	8,916,535
Japan 1.4%		18,816,424
Astellas Pharma, Inc.	672,500	10,962,969
Toyota Motor Corp.	377,800	7,853,455
Norway 2.2%		29,234,682
Equinor ASA	446,837	19,037,211
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	2

	Shares	Value
Norway (continued)
Telenor ASA	577,970	$10,197,471
South Korea 0.8%		11,150,326
Samsung Electronics Company, Ltd., GDR	3,856	11,150,326
Switzerland 2.2%		29,870,352
Nestle SA	76,915	7,544,670
Novartis AG	90,698	13,921,627
Roche Holding AG	21,058	8,404,055
Taiwan 1.9%		25,296,233
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	74,852	25,296,233
United Kingdom 11.0%		145,399,638
BAE Systems PLC	446,390	13,087,399
British American Tobacco PLC	324,429	18,835,835
Coca-Cola Europacific Partners PLC	143,450	13,006,612
Croda International PLC	194,028	7,286,226
GSK PLC	577,551	15,908,814
Imperial Brands PLC	501,449	20,332,520
Intertek Group PLC	150,118	7,304,537
Lloyds Banking Group PLC	6,841,580	8,479,637
National Grid PLC	737,890	12,455,574
Reckitt Benckiser Group PLC	108,748	7,312,204
Schroders PLC	966,206	7,439,306
Segro PLC	836,928	7,174,569
Unilever PLC	123,434	6,776,405
United States 57.6%		762,604,396
AbbVie, Inc.	94,660	20,587,603
Alphabet, Inc., Class C	24,812	7,117,570
American Electric Power Company, Inc.	127,186	16,671,541
Analog Devices, Inc.	62,550	19,899,657
Apple, Inc.	43,368	11,006,365
AT&T, Inc.	677,424	19,638,522
Bank of America Corp.	155,959	7,603,001
Best Buy Company, Inc.	131,864	8,465,669
Bristol-Myers Squibb Company	210,315	12,755,605
Broadcom, Inc.	80,482	24,909,984
Chevron Corp.	71,308	14,753,625
Cisco Systems, Inc.	330,059	25,609,278
Columbia Banking System, Inc.	439,569	12,057,378
CVS Health Corp.	243,947	17,520,274
Dell Technologies, Inc., Class C	159,712	26,213,529
Duke Energy Corp.	60,674	7,944,654
Entergy Corp.	109,672	12,322,746
Enterprise Products Partners LP	456,620	17,278,501
3	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Essential Utilities, Inc.	200,064	$8,056,577
Hasbro, Inc.	177,853	16,647,041
Hewlett Packard Enterprise Company	949,936	22,617,976
Hormel Foods Corp.	318,382	7,211,352
IBM Corp.	77,980	18,901,572
Iron Mountain, Inc.	87,779	8,965,747
JPMorgan Chase & Co.	25,854	7,605,213
Lazard, Inc.	252,913	10,743,744
Lockheed Martin Corp.	12,093	7,308,888
McCormick & Company, Inc.	141,765	7,150,627
McDonald’s Corp.	21,892	6,803,815
Merck & Company, Inc.	75,268	9,053,988
Meta Platforms, Inc., Class A	10,425	5,964,455
MetLife, Inc.	138,654	9,805,611
Microchip Technology, Inc.	223,097	14,414,297
Microsoft Corp.	56,087	20,761,725
Mondelez International, Inc., Class A	129,689	7,475,274
MPLX LP	317,757	18,134,392
MSC Industrial Direct Company, Inc., Class A	162,840	15,025,247
NetApp, Inc.	71,099	7,279,827
NextEra Energy, Inc.	114,486	10,633,460
NiSource, Inc.	157,837	7,364,674
NNN REIT, Inc.	175,272	7,366,682
Omnicom Group, Inc.	124,684	9,389,952
ONEOK, Inc.	122,522	11,074,764
Paychex, Inc.	90,352	8,323,226
PepsiCo, Inc.	52,334	8,126,947
Pfizer, Inc.	517,086	14,519,775
Philip Morris International, Inc.	88,404	14,616,717
Pinnacle West Capital Corp.	80,691	8,129,618
Realty Income Corp.	178,975	10,949,691
Regions Financial Corp.	321,094	8,386,975
Restaurant Brands International, Inc.	182,231	13,466,871
Texas Instruments, Inc.	84,860	16,474,720
The Coca-Cola Company	102,374	7,785,543
The Home Depot, Inc.	22,582	7,426,994
The Scotts Miracle-Gro Company	137,342	8,351,767
Truist Financial Corp.	211,997	9,745,502
U.S. Bancorp	256,040	13,316,640
United Parcel Service, Inc., Class B	94,122	9,259,722
Vail Resorts, Inc.	67,048	8,603,599
Verizon Communications, Inc.	347,782	17,458,656
VICI Properties, Inc.	443,474	12,115,710
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	4

	Shares	Value
United States (continued)
Watsco, Inc.	20,433	$7,433,321

	Yield (%)	Shares	Value
Short-term investments 0.7%			$8,554,579
(Cost $8,554,601)
Short-term funds 0.7%			8,554,579
John Hancock Collateral Trust (D)	3.6657(E)	855,364	8,554,579

Total investments (Cost $869,771,039) 99.8%	$1,321,540,943
Other assets and liabilities, net 0.2%	2,923,315
Total net assets 100.0%	$1,324,464,258

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 3-31-26.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 3-31-26.
At 3-31-26, the aggregate cost of investments for federal income tax purposes was $872,749,620. Net unrealized appreciation aggregated to $448,791,323, of which $477,437,236 related to gross unrealized appreciation and $28,645,913 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 3-31-26:
Information technology	19.0%
Financials	13.5%
Health care	11.2%
Consumer staples	9.5%
Communication services	9.3%
Energy	9.1%
Utilities	8.6%
Industrials	7.5%
Consumer discretionary	5.8%
Real estate	3.5%
Materials	2.1%
Short-term investments and other	0.9%
TOTAL	100.0%
5	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-26

Assets
Unaffiliated investments, at value (Cost $861,216,438) including $8,156,049 of securities loaned	$1,312,986,364
Affiliated investments, at value (Cost $8,554,601)	8,554,579
Total investments, at value (Cost $869,771,039)	1,321,540,943
Cash	7,535,969
Foreign currency, at value (Cost $2,929)	2,921
Dividends and interest receivable	5,798,949
Receivable for fund shares sold	1,160,297
Receivable for investments sold	2,112
Receivable for securities lending income	5,024
Receivable from affiliates	5,507
Other assets	153,435
Total assets	1,336,205,157
Liabilities
Payable for investments purchased	1,738,541
Payable for fund shares repurchased	1,101,242
Payable upon return of securities loaned	8,558,525
Payable to affiliates
Accounting and legal services fees	52,514
Transfer agent fees	93,037
Distribution and service fees	166
Trustees’ fees	2,300
Other liabilities and accrued expenses	194,574
Total liabilities	11,740,899
Net assets	$1,324,464,258
Net assets consist of
Paid-in capital	$825,818,259
Total distributable earnings (loss)	498,645,999
Net assets	$1,324,464,258
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	6

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($336,767,226 ÷ 25,850,499 shares)[1]	$13.03
Class C ($3,742,581 ÷ 286,267 shares)[1]	$13.07
Class I ($650,720,328 ÷ 49,648,327 shares)	$13.11
Class R2 ($830,370 ÷ 63,127 shares)	$13.15
Class R6 ($332,403,753 ÷ 25,426,852 shares)	$13.07
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.72

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
7	JOHN HANCOCK Global Shareholder Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-26

Investment income
Dividends	$45,647,747
Tax reclaims	1,136,004
Interest	218,587
Securities lending, net	26,400
Less foreign taxes withheld	(1,977,086)
Total investment income	45,051,652
Expenses
Investment management fees	10,227,420
Distribution and service fees	1,027,286
Accounting and legal services fees	206,190
Transfer agent fees	1,080,374
Trustees’ fees	31,444
Custodian fees	324,596
State registration fees	117,612
Printing and postage	106,687
Professional fees	108,450
Other	46,273
Total expenses	13,276,332
Less expense reductions	(1,993,252)
Net expenses	11,283,080
Net investment income	33,768,572
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	145,640,795
Affiliated investments	(2,171)
145,638,624
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	95,903,491
Affiliated investments	(22)
95,903,469
Net realized and unrealized gain	241,542,093
Increase in net assets from operations	$275,310,665
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	8

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-26	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment income	$33,768,572	$33,344,265
Net realized gain	145,638,624	114,095,474
Change in net unrealized appreciation (depreciation)	95,903,469	10,960,453
Increase in net assets resulting from operations	275,310,665	158,400,192
Distributions to shareholders
From earnings
Class A	(39,794,383)	(22,994,809)
Class C	(439,496)	(403,891)
Class I	(78,410,524)	(44,665,245)
Class R2	(93,055)	(52,219)
Class R6	(40,054,762)	(23,011,364)
Class NAV[1]	—	(5,239,467)
Total distributions	(158,792,220)	(96,366,995)
From fund share transactions
Fund share transactions	13,271,607	(155,831,733)
Issued in reorganization	—	57,311,735
From fund share transactions	13,271,607	(98,519,998)
Total increase (decrease)	129,790,052	(36,486,801)
Net assets
Beginning of year	1,194,674,206	1,231,161,007
End of year	$1,324,464,258	$1,194,674,206

[1]	Class NAV shares were fully redeemed on 1-21-25.
9	JOHN HANCOCK Global Shareholder Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$11.93	$11.38	$10.36	$11.64	$11.76
Net investment income[1]	0.31[2]	0.29	0.29	0.29	0.28
Net realized and unrealized gain (loss) on investments	2.43	1.16	1.17	(0.63)	0.86
Total from investment operations	2.74	1.45	1.46	(0.34)	1.14
Less distributions
From net investment income	(0.31)	(0.31)	(0.27)	(0.33)	(0.28)
From net realized gain	(1.33)	(0.59)	(0.17)	(0.61)	(0.98)
Total distributions	(1.64)	(0.90)	(0.44)	(0.94)	(1.26)
Net asset value, end of period	$13.03	$11.93	$11.38	$10.36	$11.64
Total return (%)[3,4]	23.86	13.24	14.51	(2.48)	10.05
Ratios and supplemental data
Net assets, end of period (in millions)	$337	$307	$308	$304	$327
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28	1.33	1.31	1.29	1.28
Expenses including reductions	1.09	1.09	1.09	1.09	1.09
Net investment income	2.43[2]	2.45	2.70	2.73	2.32
Portfolio turnover (%)	24	17[5]	21	28	24

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.01 and 0.09%, respectively.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	10

CLASS C SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$11.97	$11.42	$10.40	$11.67	$11.79
Net investment income[1]	0.23[2]	0.21	0.21	0.22	0.20
Net realized and unrealized gain (loss) on investments	2.41	1.15	1.18	(0.63)	0.85
Total from investment operations	2.64	1.36	1.39	(0.41)	1.05
Less distributions
From net investment income	(0.21)	(0.22)	(0.20)	(0.25)	(0.19)
From net realized gain	(1.33)	(0.59)	(0.17)	(0.61)	(0.98)
Total distributions	(1.54)	(0.81)	(0.37)	(0.86)	(1.17)
Net asset value, end of period	$13.07	$11.97	$11.42	$10.40	$11.67
Total return (%)[3,4]	22.86	12.35	13.61	(3.15)	9.19
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$8	$12	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98	2.03	2.01	1.99	1.98
Expenses including reductions	1.84	1.84	1.84	1.84	1.84
Net investment income	1.76[2]	1.76	2.03	2.06	1.63
Portfolio turnover (%)	24	17[5]	21	28	24

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.01 and 0.09%, respectively.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Excludes reorganization activity.
11	JOHN HANCOCK Global Shareholder Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$12.00	$11.44	$10.41	$11.69	$11.81
Net investment income[1]	0.35[2]	0.32	0.31	0.32	0.31
Net realized and unrealized gain (loss) on investments	2.43	1.17	1.19	(0.63)	0.86
Total from investment operations	2.78	1.49	1.50	(0.31)	1.17
Less distributions
From net investment income	(0.34)	(0.34)	(0.30)	(0.36)	(0.31)
From net realized gain	(1.33)	(0.59)	(0.17)	(0.61)	(0.98)
Total distributions	(1.67)	(0.93)	(0.47)	(0.97)	(1.29)
Net asset value, end of period	$13.11	$12.00	$11.44	$10.41	$11.69
Total return (%)[3]	24.11	13.54	14.82	(2.22)	10.28
Ratios and supplemental data
Net assets, end of period (in millions)	$651	$581	$550	$550	$377
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	1.03	1.01	0.99	0.98
Expenses including reductions	0.84	0.84	0.84	0.84	0.84
Net investment income	2.68[2]	2.70	2.95	3.00	2.59
Portfolio turnover (%)	24	17[4]	21	28	24

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.01 and 0.09%, respectively.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	12

CLASS R2 SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$12.03	$11.47	$10.44	$11.71	$11.83
Net investment income[1]	0.30[2]	0.28	0.27	0.28	0.27
Net realized and unrealized gain (loss) on investments	2.44	1.16	1.19	(0.62)	0.85
Total from investment operations	2.74	1.44	1.46	(0.34)	1.12
Less distributions
From net investment income	(0.29)	(0.29)	(0.26)	(0.32)	(0.26)
From net realized gain	(1.33)	(0.59)	(0.17)	(0.61)	(0.98)
Total distributions	(1.62)	(0.88)	(0.43)	(0.93)	(1.24)
Net asset value, end of period	$13.15	$12.03	$11.47	$10.44	$11.71
Total return (%)[3]	23.64	13.05	14.32	(2.53)	9.82
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35	1.40	1.38	1.34	1.34
Expenses including reductions	1.22	1.22	1.23	1.21	1.21
Net investment income	2.30[2]	2.30	2.54	2.62	2.20
Portfolio turnover (%)	24	17[4]	21	28	24

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.01 and 0.09%, respectively.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Excludes reorganization activity.
13	JOHN HANCOCK Global Shareholder Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$11.97	$11.42	$10.39	$11.67	$11.79
Net investment income[1]	0.36[2]	0.33	0.32	0.33	0.32
Net realized and unrealized gain (loss) on investments	2.43	1.16	1.19	(0.63)	0.86
Total from investment operations	2.79	1.49	1.51	(0.30)	1.18
Less distributions
From net investment income	(0.36)	(0.35)	(0.31)	(0.37)	(0.32)
From net realized gain	(1.33)	(0.59)	(0.17)	(0.61)	(0.98)
Total distributions	(1.69)	(0.94)	(0.48)	(0.98)	(1.30)
Net asset value, end of period	$13.07	$11.97	$11.42	$10.39	$11.67
Total return (%)[3]	24.20	13.59	14.96	(2.12)	10.40
Ratios and supplemental data
Net assets, end of period (in millions)	$332	$301	$289	$279	$278
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.92	0.89	0.88	0.88
Expenses including reductions	0.74	0.74	0.74	0.74	0.74
Net investment income	2.78[2]	2.80	3.05	3.06	2.68
Portfolio turnover (%)	24	17[4]	21	28	24

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.01 and 0.09%, respectively.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	14

Notes to financial statements
Note 1—Organization
John Hancock Global Shareholder Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
15	JOHN HANCOCK Global Shareholder Yield Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2026, by major security category or type:
	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Austria	$19,304,241	—	$19,304,241	—
Canada	51,309,823	$51,309,823	—	—
France	99,535,127	—	99,535,127	—
Germany	51,508,305	—	51,508,305	—
Hong Kong	8,806,834	—	8,806,834	—
Ireland	22,360,246	15,473,010	6,887,236	—
Italy	37,789,737	—	37,789,737	—
Japan	18,816,424	—	18,816,424	—
Norway	29,234,682	—	29,234,682	—
South Korea	11,150,326	—	11,150,326	—
Switzerland	29,870,352	—	29,870,352	—
Taiwan	25,296,233	25,296,233	—	—
United Kingdom	145,399,638	13,006,612	132,393,026	—
United States	762,604,396	762,604,396	—	—
Short-term investments	8,554,579	8,554,579	—	—
Total investments in securities	$1,321,540,943	$876,244,653	$445,296,290	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
| JOHN HANCOCK Global Shareholder Yield Fund	16

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2026, the fund loaned securities valued at $8,156,049 and received $8,558,525 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
17	JOHN HANCOCK Global Shareholder Yield Fund |

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Reclaim receivables are accrued based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Withholding tax reclaims may be required to be filed in certain countries to recover a portion of amounts previously withheld, and tax reclaim income is accrued when the fund becomes aware that the reclaim will be paid.  Income accrued, if any, for such tax reclaims is reflected as Tax reclaims in the Statement of operations and any related receivable is reflected as Tax reclaims receivable in the Statement of assets and liabilities. Any fees associated with these filings are reflected in Professional fees in the Statement of operations.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2026 were $6,537.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2026, the fund has a long-term capital loss carryforward of $27,375,519 available to offset future net realized capital gains. This carryforward does not expire.
Due to certain Internal Revenue Code rules in relation to a previous merger, utilization of capital loss carryforwards may be limited in future years.
As of March 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
| JOHN HANCOCK Global Shareholder Yield Fund	18

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2026 and 2025 was as follows:
	March 31, 2026	March 31, 2025
Ordinary income	$33,687,621	$38,314,372
Long-term capital gains	125,104,599	58,052,623
Total	$158,792,220	$96,366,995
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2026, the components of distributable earnings on a tax basis consisted of $1,634,233 of undistributed ordinary income and $75,456,417 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of 0.800% of average daily net assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc., an affiliate of TD Bank. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
19	JOHN HANCOCK Global Shareholder Yield Fund |

The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R2, and Class R6 shares, as applicable, exceed 1.09%, 1.84%, 0.84%, 1.24%, and 0.74%, respectively, of average daily net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R2, and Class R6 shares” means all class expenses (including fund expenses attributable to the class), excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) acquired fund fees and expenses paid indirectly; and (f) short dividend expense. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based on upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.74% of average net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) acquired fund fees and expenses paid indirectly, (f) class-specific expenses; and (g) short dividend expense. This voluntary expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.
For the year ended March 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$635,822
Class C	6,223
Class I	905,390
Class	Expense reduction
Class R2	$1,059
Class R6	444,758
Total	$1,993,252

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2026, were equivalent to a net annual effective rate of 0.64% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
| JOHN HANCOCK Global Shareholder Yield Fund	20

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $90,099 for the year ended March 31, 2026. Of this amount, $15,836 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $74,263 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2026, CDSCs received by the Distributor amounted to $789 and $132 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$980,332	$362,873
Class C	43,185	4,803
Class I	—	695,561
Class R2	3,769	42
Class R6	—	17,095
Total	$1,027,286	$1,080,374
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$5,800,000	1	4.150%	$(669)
21	JOHN HANCOCK Global Shareholder Yield Fund |

Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2026 and 2025 were as follows:
	Year Ended 3-31-26		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,667,017	$21,306,198	1,471,790	$17,449,038
Distributions reinvested	3,179,736	39,478,609	1,993,206	22,833,385
Repurchased	(4,758,551)	(61,146,994)	(4,748,466)	(56,283,290)
Net increase (decrease)	88,202	$(362,187)	(1,283,470)	$(16,000,867)
Class C shares
Sold	23,083	$298,600	12,480	$147,722
Distributions reinvested	35,287	439,224	35,241	403,891
Repurchased	(193,587)	(2,496,370)	(363,834)	(4,306,484)
Net decrease	(135,217)	$(1,758,546)	(316,113)	$(3,754,871)
Class I shares
Sold	6,580,312	$85,047,626	5,690,976	$68,075,900
Issued in reorganization (Note 8)	—	—	5,115,521	57,311,735
Distributions reinvested	6,238,486	77,929,937	3,847,219	44,319,462
Repurchased	(11,576,103)	(149,999,146)	(14,305,797)	(169,401,147)
Net increase	1,242,695	$12,978,417	347,919	$305,950
Class R2 shares
Sold	3,889	$50,148	3,979	$47,481
Distributions reinvested	6,931	86,880	4,481	51,697
Repurchased	(9,021)	(120,078)	(5,658)	(66,945)
Net increase	1,799	$16,950	2,802	$32,233
Class R6 shares
Sold	2,716,739	$35,215,140	3,511,628	$42,116,773
Distributions reinvested	3,203,704	39,934,018	1,995,743	22,951,901
Repurchased	(5,633,036)	(72,752,185)	(5,656,153)	(67,296,449)
Net increase (decrease)	287,407	$2,396,973	(148,782)	$(2,227,775)
Class NAV shares[1]
Sold	—	—	26,516	$326,336
Distributions reinvested	—	—	456,313	5,239,467
Repurchased	—	—	(7,105,786)	(82,440,471)
Net decrease	—	—	(6,622,957)	$(76,874,668)
Total net increase (decrease)	1,484,886	$13,271,607	(8,020,601)	$(98,519,998)

[1]	Class NAV shares were fully redeemed on 1-21-25.
| JOHN HANCOCK Global Shareholder Yield Fund	22

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $305,148,680 and $407,404,277, respectively, for the year ended March 31, 2026.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	855,364	$15,086,503	$141,646,128	$(148,175,859)	$(2,171)	$(22)	$26,400	—	$8,554,579

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Reorganization
On April 15, 2024, the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of John Hancock Global Shareholder Yield Fund (the Acquiring Fund) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to achieve potential opportunities for economies of scale and lower expenses in the future. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Acquired Fund bore the costs that were incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 26, 2024. The following outlines the reorganization:
Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Appreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
Global Shareholder Yield Fund	Tax-Advantaged Global Shareholder Yield Fund	$57,311,735	$537,445	10,921,751	5,115,521	$1,194,550,471	$1,251,862,206
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined
23	JOHN HANCOCK Global Shareholder Yield Fund |

investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Global Shareholder Yield Fund	24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Global Shareholder Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Global Shareholder Yield Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 14, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
25	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $125,104,599 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	26

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,425,116,957	23,441,042
Christine L. Hurtsellers	1,431,763,939	16,794,060
Kenneth J. Phelan	1,431,995,585	16,562,415
Thomas R. Wright	1,425,328,916	23,229,083

Non-Independent Trustee
Kristie M. Feinberg	1,425,345,708	23,068,298
27	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5346171	320A 3/26
5/26

Annual Financial Statements & Other N-CSR Items
John Hancock
International Growth Fund
International equity
March 31, 2026

John Hancock
International Growth Fund

2	Fund’s investments
6	Financial statements
10	Financial highlights
18	Notes to financial statements
28	Report of independent registered public accounting firm
29	Tax information
30	Shareholder meeting
1	JOHN HANCOCK INTERNATIONAL GROWTH FUND |

Fund’s investments
AS OF 3-31-26
	Shares	Value
Common stocks 97.2%		$5,396,382,414
(Cost $4,171,710,262)
Belgium 2.0%		113,431,041
KBC Group NV	587,839	71,947,101
UCB SA	137,684	41,483,940
Brazil 3.8%		212,232,190
Ambev SA	22,356,349	65,819,343
Cia de Saneamento Basico do Estado de Sao Paulo	2,581,470	78,861,712
Telefonica Brasil SA	8,486,654	67,551,135
Canada 1.0%		57,687,026
iA Financial Corp., Inc.	519,811	57,687,026
China 6.0%		335,663,390
NetEase, Inc.	1,935,008	43,237,371
NetEase, Inc., ADR	99,815	11,173,291
Tencent Holdings, Ltd.	3,446,163	217,357,557
Weichai Power Company, Ltd., H Shares	18,017,805	63,895,171
Denmark 2.0%		112,315,745
DSV A/S	465,060	112,315,745
France 6.5%		360,386,050
Accor SA	1,727,937	82,877,725
Legrand SA	427,865	66,471,112
Rexel SA	1,725,286	68,366,507
Safran SA	435,994	142,670,706
Germany 4.5%		250,275,153
RENK Group AG	757,574	45,281,677
Rheinmetall AG	57,427	96,867,511
Siemens Energy AG	626,998	108,125,965
Hong Kong 3.8%		208,047,045
AIA Group, Ltd.	7,545,722	83,842,950
Prudential PLC	4,622,743	64,270,090
Sun Hung Kai Properties, Ltd.	3,599,459	59,934,005
Hungary 1.2%		64,224,771
OTP Bank NYRT	598,956	64,224,771
India 2.0%		108,217,586
Bharti Airtel, Ltd.	5,673,007	108,217,586
Ireland 1.2%		68,786,554
Ryanair Holdings PLC	2,443,400	68,786,554
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL GROWTH FUND	2

	Shares	Value
Israel 1.5%		$80,488,748
Bank Leumi Le-Israel BM	3,599,220	80,488,748
Italy 2.2%		121,012,917
FinecoBank SpA	2,647,735	58,908,985
UniCredit SpA	865,631	62,103,932
Japan 14.9%		825,168,152
Hitachi, Ltd.	4,646,599	136,310,249
Keyence Corp.	286,600	102,002,982
Komatsu, Ltd.	1,559,700	62,108,139
M3, Inc. (A)	5,038,383	51,715,805
Mizuho Financial Group, Inc.	2,305,800	93,347,446
Nippon Sanso Holdings Corp.	1,428,100	50,638,099
Pan Pacific International Holdings Corp.	10,096,500	61,591,161
Shin-Etsu Chemical Company, Ltd.	2,131,700	86,800,217
Shionogi & Company, Ltd.	3,206,741	70,936,136
Tokyo Electron, Ltd.	441,608	109,717,918
Netherlands 8.4%		467,560,623
Argenx SE (B)	131,014	95,082,420
ASML Holding NV	176,505	234,709,666
NXP Semiconductors NV	426,250	83,911,575
Qiagen NV	1,329,476	53,856,962
Portugal 1.5%		84,471,505
Jeronimo Martins SGPS SA	3,532,681	84,471,505
Singapore 1.1%		59,621,344
Singapore Telecommunications, Ltd.	15,484,366	59,621,344
South Korea 5.1%		280,743,872
Doosan Enerbility Company, Ltd. (B)	928,216	58,327,212
Hanwha Aerospace Company, Ltd.	109,595	93,452,381
SK Hynix, Inc.	227,304	128,964,279
Spain 1.9%		107,463,028
Industria de Diseno Textil SA	1,846,156	107,463,028
Sweden 1.5%		83,904,462
Spotify Technology SA (B)	173,031	83,904,462
Switzerland 5.0%		275,287,061
Amrize, Ltd. (B)	1,078,350	59,769,561
Glencore PLC (B)	12,160,907	92,104,573
UBS Group AG	3,164,970	123,412,927
Taiwan 12.9%		718,348,557
Accton Technology Corp.	2,053,105	101,294,321
Airtac International Group	1,918,587	61,107,863
3	JOHN HANCOCK INTERNATIONAL GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Delta Electronics, Inc.	1,888,447	$85,150,727
Taiwan Semiconductor Manufacturing Company, Ltd.	8,140,391	470,795,646
United Kingdom 7.2%		401,045,594
Anglo American PLC	1,582,777	67,957,019
British American Tobacco PLC	1,450,631	84,221,342
Next PLC	533,665	90,161,452
Rolls-Royce Holdings PLC	6,377,850	96,894,379

Unilever PLC	1,125,911	61,811,402
Preferred securities 1.7%		$94,656,183
(Cost $68,368,393)
Brazil 1.7%		94,656,183
Itau Unibanco Holding SA	11,276,560	94,656,183

	Yield (%)	Shares	Value
Short-term investments 1.3%			$73,839,163
(Cost $73,841,208)
Short-term funds 0.9%			48,039,163
John Hancock Collateral Trust (C)	3.6657(D)	4,803,388	48,039,163

	Par value^	Value
Repurchase agreement 0.4%		25,800,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 3-31-26 at 3.670% to be repurchased at $12,901,315 on 4-1-26, collateralized by $3,634,491 Federal Home Loan Mortgage Corp., 1.500% - 6.500% due 7-1-30 to 3-1-56 (valued at $3,594,105), $8,953,575 Federal National Mortgage Association, 2.500% - 6.500% due 1-1-29 to 1-1-56 (valued at $8,999,232), and $571,757 Government National Mortgage Association, 2.000% - 6.000% due 4-15-29 to 11-20-64 (valued at $564,663)	12,900,000	12,900,000
Societe Generale SA Tri-Party Repurchase Agreement dated 3-31-26 at 3.660% to be repurchased at $12,901,312 on 4-1-26, collateralized by $13,706,300 U.S. Treasury Bonds, 4.625% due 2-15-55 (valued at $13,158,069)	12,900,000	12,900,000

Total investments (Cost $4,313,919,863) 100.2%	$5,564,877,760
Other assets and liabilities, net (0.2%)	(10,721,320)
Total net assets 100.0%	$5,554,156,440

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 3-31-26.
(B)	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL GROWTH FUND	4

(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 3-31-26.
At 3-31-26, the aggregate cost of investments for federal income tax purposes was $4,331,127,038. Net unrealized appreciation aggregated to $1,233,750,722, of which $1,400,519,221 related to gross unrealized appreciation and $166,768,499 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 3-31-26:
Information technology	23.7%
Industrials	23.1%
Financials	15.4%
Communication services	10.7%
Materials	6.4%
Consumer discretionary	6.2%
Health care	5.6%
Consumer staples	5.3%
Utilities	1.4%
Real estate	1.1%
Short-term investments and other	1.1%
TOTAL	100.0%
5	JOHN HANCOCK INTERNATIONAL GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-26

Assets
Unaffiliated investments, at value (Cost $4,265,878,655) including $45,626,481 of securities loaned	$5,516,838,597
Affiliated investments, at value (Cost $48,041,208)	48,039,163
Total investments, at value (Cost $4,313,919,863)	5,564,877,760
Cash	41,706
Foreign currency, at value (Cost $28,690,966)	28,675,736
Dividends and interest receivable	29,214,886
Receivable for fund shares sold	8,251,643
Receivable for investments sold	6,423,025
Receivable for securities lending income	12,376
Other assets	688,403
Total assets	5,638,185,535
Liabilities
Foreign capital gains tax payable	9,551,113
Payable for investments purchased	21,567,800
Payable for fund shares repurchased	3,416,796
Payable upon return of securities loaned	48,058,312
Payable to affiliates
Accounting and legal services fees	228,252
Transfer agent fees	326,798
Distribution and service fees	1,393
Trustees’ fees	9,873
Other liabilities and accrued expenses	868,758
Total liabilities	84,029,095
Net assets	$5,554,156,440
Net assets consist of
Paid-in capital	$4,152,185,841
Total distributable earnings (loss)	1,401,970,599
Net assets	$5,554,156,440
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	6

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($551,149,804 ÷ 16,174,638 shares)[1]	$34.07
Class C ($13,209,870 ÷ 411,629 shares)[1]	$32.09
Class I ($2,850,028,467 ÷ 82,829,761 shares)	$34.41
Class R2 ($4,038,094 ÷ 118,696 shares)	$34.02
Class R4 ($5,491,439 ÷ 160,043 shares)	$34.31
Class R6 ($1,864,245,360 ÷ 54,012,564 shares)	$34.52
Class 1 ($59,210,825 ÷ 1,720,044 shares)	$34.42
Class NAV ($206,782,581 ÷ 6,002,081 shares)	$34.45
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$35.86

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
7	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-26

Investment income
Dividends	$117,057,417
Interest	2,426,857
Securities lending, net	320,744
Less foreign taxes withheld	(9,309,596)
Total investment income	110,495,422
Expenses
Investment management fees	44,386,294
Distribution and service fees	1,927,323
Accounting and legal services fees	871,160
Transfer agent fees	3,761,564
Trustees’ fees	132,126
Custodian fees	2,409,977
State registration fees	185,081
Printing and postage	335,283
Professional fees	219,226
Other	296,745
Total expenses	54,524,779
Less expense reductions	(495,251)
Net expenses	54,029,528
Net investment income	56,465,894
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	723,711,340
Affiliated investments	(18,269)
723,693,071
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	208,104,684
Affiliated investments	(1,601)
208,103,083
Net realized and unrealized gain	931,796,154
Increase in net assets from operations	$988,262,048
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	8

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-26	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment income	$56,465,894	$51,239,822
Net realized gain	723,693,071	788,546,676
Change in net unrealized appreciation (depreciation)	208,103,083	(394,608,245)
Increase in net assets resulting from operations	988,262,048	445,178,253
Distributions to shareholders
From earnings
Class A	—	(2,205,595)
Class I	(2,386,925)	(18,259,683)
Class R2	—	(13,200)
Class R4	—	(61,384)
Class R6	(3,170,151)	(14,244,672)
Class 1	(76,693)	(427,364)
Class NAV	(355,336)	(6,750,640)
Total distributions	(5,989,105)	(41,962,538)
From fund share transactions	(183,653,204)	(1,609,544,344)
Total increase (decrease)	798,619,739	(1,206,328,629)
Net assets
Beginning of year	4,755,536,701	5,961,865,330
End of year	$5,554,156,440	$4,755,536,701
9	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$28.20	$26.31	$23.88	$29.99	$37.88
Net investment income[1]	0.24	0.17	0.24	0.25	0.14
Net realized and unrealized gain (loss) on investments	5.63	1.85	2.77	(3.29)	(2.80)
Total from investment operations	5.87	2.02	3.01	(3.04)	(2.66)
Less distributions
From net investment income	—	(0.13)	(0.58)	—	(0.17)
From net realized gain	—	—	—	(3.07)	(5.06)
Total distributions	—	(0.13)	(0.58)	(3.07)	(5.23)
Net asset value, end of period	$34.07	$28.20	$26.31	$23.88	$29.99
Total return (%)[2,3]	20.82	7.70	12.84	(9.31)	(8.46)
Ratios and supplemental data
Net assets, end of period (in millions)	$551	$467	$488	$502	$642
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31	1.31	1.32	1.30	1.29
Expenses including reductions	1.30	1.30	1.32	1.29	1.28
Net investment income	0.73	0.61	1.00	0.99	0.37
Portfolio turnover (%)	72	65	50	77	78

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	10

CLASS C SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$26.75	$25.01	$22.73	$28.91	$36.78
Net investment income (loss)[1]	0.04	—	0.09	0.09	(0.12)
Net realized and unrealized gain (loss) on investments	5.30	1.74	2.61	(3.20)	(2.69)
Total from investment operations	5.34	1.74	2.70	(3.11)	(2.81)
Less distributions
From net investment income	—	—	(0.42)	—	—
From net realized gain	—	—	—	(3.07)	(5.06)
Total distributions	—	—	(0.42)	(3.07)	(5.06)
Net asset value, end of period	$32.09	$26.75	$25.01	$22.73	$28.91
Total return (%)[2,3]	19.96	6.96	12.07	(9.96)	(9.10)
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$27	$56	$96	$171
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01	2.00	2.02	2.00	1.99
Expenses including reductions	2.00	2.00	2.02	1.99	1.98
Net investment income (loss)	0.13	(0.02)	0.39	0.36	(0.32)
Portfolio turnover (%)	72	65	50	77	78

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
11	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$28.42	$26.51	$24.05	$30.09	$38.00
Net investment income[1]	0.34	0.25	0.33	0.35	0.25
Net realized and unrealized gain (loss) on investments	5.68	1.87	2.79	(3.32)	(2.81)
Total from investment operations	6.02	2.12	3.12	(2.97)	(2.56)
Less distributions
From net investment income	(0.03)	(0.21)	(0.66)	—	(0.29)
From net realized gain	—	—	—	(3.07)	(5.06)
Total distributions	(0.03)	(0.21)	(0.66)	(3.07)	(5.35)
Net asset value, end of period	$34.41	$28.42	$26.51	$24.05	$30.09
Total return (%)[2]	21.18	8.03	13.20	(9.04)	(8.19)
Ratios and supplemental data
Net assets, end of period (in millions)	$2,850	$2,329	$2,660	$3,587	$7,376
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.01	1.02	1.00	0.99
Expenses including reductions	1.00	1.00	1.02	0.99	0.98
Net investment income	1.02	0.91	1.36	1.37	0.66
Portfolio turnover (%)	72	65	50	77	78

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	12

CLASS R2 SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$28.18	$26.29	$23.87	$30.00	$37.89
Net investment income[1]	0.20	0.22	0.37	0.21	0.11
Net realized and unrealized gain (loss) on investments	5.64	1.78	2.61	(3.27)	(2.81)
Total from investment operations	5.84	2.00	2.98	(3.06)	(2.70)
Less distributions
From net investment income	—	(0.11)	(0.56)	—	(0.13)
From net realized gain	—	—	—	(3.07)	(5.06)
Total distributions	—	(0.11)	(0.56)	(3.07)	(5.19)
Net asset value, end of period	$34.02	$28.18	$26.29	$23.87	$30.00
Total return (%)[2]	20.72	7.61	12.75	(9.41)	(8.55)
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$3	$8	$36	$38
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40	1.39	1.41	1.39	1.38
Expenses including reductions	1.39	1.38	1.40	1.38	1.37
Net investment income	0.60	0.82	1.53	0.85	0.29
Portfolio turnover (%)	72	65	50	77	78

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
13	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$28.35	$26.45	$24.00	$30.08	$37.98
Net investment income[1]	0.31	0.21	0.28	0.43	0.20
Net realized and unrealized gain (loss) on investments	5.65	1.86	2.79	(3.44)	(2.81)
Total from investment operations	5.96	2.07	3.07	(3.01)	(2.61)
Less distributions
From net investment income	—	(0.17)	(0.62)	—	(0.23)
From net realized gain	—	—	—	(3.07)	(5.06)
Total distributions	—	(0.17)	(0.62)	(3.07)	(5.29)
Net asset value, end of period	$34.31	$28.35	$26.45	$24.00	$30.08
Total return (%)[2]	21.02	7.86	13.03	(9.18)	(8.31)
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$10	$10	$10	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	1.25	1.26	1.23	1.22
Expenses including reductions	1.14	1.14	1.15	1.12	1.11
Net investment income	0.92	0.76	1.14	1.61	0.54
Portfolio turnover (%)	72	65	50	77	78

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	14

CLASS R6 SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$28.50	$26.58	$24.11	$30.13	$38.04
Net investment income[1]	0.38	0.28	0.34	0.34	0.29
Net realized and unrealized gain (loss) on investments	5.70	1.88	2.81	(3.29)	(2.81)
Total from investment operations	6.08	2.16	3.15	(2.95)	(2.52)
Less distributions
From net investment income	(0.06)	(0.24)	(0.68)	—	(0.33)
From net realized gain	—	—	—	(3.07)	(5.06)
Total distributions	(0.06)	(0.24)	(0.68)	(3.07)	(5.39)
Net asset value, end of period	$34.52	$28.50	$26.58	$24.11	$30.13
Total return (%)[2]	21.29	8.15	13.31	(8.96)	(8.09)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,864	$1,657	$1,862	$1,908	$2,333
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.90	0.91	0.89	0.88
Expenses including reductions	0.89	0.89	0.90	0.89	0.87
Net investment income	1.14	1.02	1.40	1.37	0.78
Portfolio turnover (%)	72	65	50	77	78

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
15	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$28.42	$26.52	$24.06	$30.08	$37.98
Net investment income[1]	0.36	0.26	0.34	0.34	0.28
Net realized and unrealized gain (loss) on investments	5.68	1.87	2.79	(3.29)	(2.80)
Total from investment operations	6.04	2.13	3.13	(2.95)	(2.52)
Less distributions
From net investment income	(0.04)	(0.23)	(0.67)	—	(0.32)
From net realized gain	—	—	—	(3.07)	(5.06)
Total distributions	(0.04)	(0.23)	(0.67)	(3.07)	(5.38)
Net asset value, end of period	$34.42	$28.42	$26.52	$24.06	$30.08
Total return (%)[2]	21.27	8.05	13.30	(9.01)	(8.10)
Ratios and supplemental data
Net assets, end of period (in millions)	$59	$51	$56	$58	$71
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	0.94	0.95	0.93	0.92
Expenses including reductions	0.94	0.94	0.94	0.93	0.91
Net investment income	1.08	0.95	1.38	1.34	0.74
Portfolio turnover (%)	72	65	50	77	78

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	16

CLASS NAV SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$28.44	$26.53	$24.07	$30.08	$37.99
Net investment income[1]	0.39	0.26	0.34	0.34	0.30
Net realized and unrealized gain (loss) on investments	5.68	1.89	2.80	(3.28)	(2.81)
Total from investment operations	6.07	2.15	3.14	(2.94)	(2.51)
Less distributions
From net investment income	(0.06)	(0.24)	(0.68)	—	(0.34)
From net realized gain	—	—	—	(3.07)	(5.06)
Total distributions	(0.06)	(0.24)	(0.68)	(3.07)	(5.40)
Net asset value, end of period	$34.45	$28.44	$26.53	$24.07	$30.08
Total return (%)[2]	21.33	8.14	13.30	(8.94)	(8.08)
Ratios and supplemental data
Net assets, end of period (in millions)	$207	$211	$822	$768	$844
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.89	0.90	0.88	0.87
Expenses including reductions	0.89	0.89	0.89	0.88	0.86
Net investment income	1.17	0.96	1.38	1.34	0.80
Portfolio turnover (%)	72	65	50	77	78

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
17	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock International Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return primarily through capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a
| JOHN HANCOCK International Growth Fund	18

ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2026, by major security category or type:
	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$113,431,041	—	$113,431,041	—
Brazil	212,232,190	$212,232,190	—	—
Canada	57,687,026	57,687,026	—	—
China	335,663,390	11,173,291	324,490,099	—
Denmark	112,315,745	—	112,315,745	—
France	360,386,050	—	360,386,050	—
Germany	250,275,153	—	250,275,153	—
Hong Kong	208,047,045	—	208,047,045	—
Hungary	64,224,771	—	64,224,771	—
India	108,217,586	—	108,217,586	—
Ireland	68,786,554	—	68,786,554	—
Israel	80,488,748	—	80,488,748	—
Italy	121,012,917	—	121,012,917	—
Japan	825,168,152	—	825,168,152	—
Netherlands	467,560,623	83,911,575	383,649,048	—
Portugal	84,471,505	—	84,471,505	—
Singapore	59,621,344	—	59,621,344	—
South Korea	280,743,872	—	280,743,872	—
Spain	107,463,028	—	107,463,028	—
19	JOHN HANCOCK International Growth Fund |

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Sweden	$83,904,462	$83,904,462	—	—
Switzerland	275,287,061	—	$275,287,061	—
Taiwan	718,348,557	—	718,348,557	—
United Kingdom	401,045,594	—	401,045,594	—
Preferred securities	94,656,183	94,656,183	—	—
Short-term investments	73,839,163	48,039,163	25,800,000	—
Total investments in securities	$5,564,877,760	$591,603,890	$4,973,273,870	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a
| JOHN HANCOCK International Growth Fund	20

lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2026, the fund loaned securities valued at $45,626,481 and received $48,058,312 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the
21	JOHN HANCOCK International Growth Fund |

agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended March 31, 2026 were $27,389.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2026 and 2025 was as follows:
	March 31, 2026	March 31, 2025
Ordinary income	$5,989,105	$41,962,538
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2026, the components of distributable earnings on a tax basis consisted of $90,733,329 of undistributed ordinary income and $85,872,010 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals and spin-off.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
| JOHN HANCOCK International Growth Fund	22

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of (a) 0.900% of the first $500 million of the fund’s average daily net assets; (b) 0.850% of the next $500 million of the fund’s average daily net assets, and (c) 0.800% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$48,024
Class C	1,937
Class I	243,436
Class R2	376
Class R4	904
Class	Expense reduction
Class R6	$166,494
Class 1	5,239
Class NAV	18,600
Total	$485,010

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2026, were equivalent to a net annual effective rate of 0.80% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
23	JOHN HANCOCK International Growth Fund |

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $10,241 for Class R4 shares for the year ended March 31, 2026.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $232,692 for the year ended March 31, 2026. Of this amount, $40,344 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $192,348 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2026, CDSCs received by the Distributor amounted to $801 and $187 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,620,264	$599,579
Class C	220,711	24,553
Class I	—	3,036,623
Class R2	21,181	225
Class R4	35,710	554
Class R6	—	100,030
Class 1	29,457	—
Total	$1,927,323	$3,761,564
| JOHN HANCOCK International Growth Fund	24

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$14,000,000	3	4.845%	$(5,653)
Lender	19,500,000	2	4.571%	4,952
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2026 and 2025 were as follows:
	Year Ended 3-31-26		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,889,602	$96,818,486	2,544,266	$69,413,368
Distributions reinvested	—	—	78,786	2,133,536
Repurchased	(3,262,802)	(108,267,732)	(4,615,768)	(126,105,318)
Net decrease	(373,200)	$(11,449,246)	(1,992,716)	$(54,558,414)
Class C shares
Sold	64,618	$2,056,519	54,950	$1,419,627
Repurchased	(671,167)	(21,152,778)	(1,285,045)	(33,166,263)
Net decrease	(606,549)	$(19,096,259)	(1,230,095)	$(31,746,636)
Class I shares
Sold	18,137,203	$617,725,963	10,121,627	$278,405,712
Distributions reinvested	61,321	2,131,515	593,440	16,177,171
Repurchased	(17,344,637)	(583,712,872)	(29,082,130)	(799,500,030)
Net increase (decrease)	853,887	$36,144,606	(18,367,063)	$(504,917,147)
Class R2 shares
Sold	27,305	$894,823	14,800	$399,649
Distributions reinvested	—	—	334	9,047
Repurchased	(29,987)	(1,010,828)	(179,467)	(4,790,182)
Net decrease	(2,682)	$(116,005)	(164,333)	$(4,381,486)
25	JOHN HANCOCK International Growth Fund |

	Year Ended 3-31-26		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	38,335	$1,247,301	49,486	$1,356,834
Distributions reinvested	—	—	2,256	61,384
Repurchased	(229,872)	(8,294,114)	(90,552)	(2,478,905)
Net decrease	(191,537)	$(7,046,813)	(38,810)	$(1,060,687)
Class R6 shares
Sold	8,455,938	$287,800,859	7,641,311	$210,640,221
Distributions reinvested	87,729	3,058,252	501,976	13,719,000
Repurchased	(12,679,932)	(426,852,477)	(20,044,271)	(552,685,663)
Net decrease	(4,136,265)	$(135,993,366)	(11,900,984)	$(328,326,442)
Class 1 shares
Sold	330,342	$11,347,160	337,674	$9,304,854
Distributions reinvested	2,206	76,693	15,677	427,364
Repurchased	(411,541)	(13,840,475)	(651,491)	(17,742,291)
Net decrease	(78,993)	$(2,416,622)	(298,140)	$(8,010,073)
Class NAV shares
Sold	498,237	$17,027,023	871,108	$23,788,174
Distributions reinvested	10,211	355,336	247,458	6,750,640
Repurchased	(1,911,047)	(61,061,858)	(24,700,326)	(707,082,273)
Net decrease	(1,402,599)	$(43,679,499)	(23,581,760)	$(676,543,459)
Total net decrease	(5,937,938)	$(183,653,204)	(57,573,901)	$(1,609,544,344)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on March 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $3,868,624,844 and $4,002,989,553, respectively, for the year ended March 31, 2026.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,803,388	$76,914,220	$757,470,717	$(786,325,904)	$(18,269)	$(1,601)	$320,744	—	$48,039,163

| JOHN HANCOCK International Growth Fund	26

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
27	JOHN HANCOCK International Growth Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock International Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock International Growth Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 14, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK INTERNATIONAL GROWTH FUND	28

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $123,557,282. The fund intends to pass through foreign tax credits of $7,609,957.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
29	JOHN HANCOCK INTERNATIONAL GROWTH FUND |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,425,116,957	23,441,042
Christine L. Hurtsellers	1,431,763,939	16,794,060
Kenneth J. Phelan	1,431,995,585	16,562,415
Thomas R. Wright	1,425,328,916	23,229,083

Non-Independent Trustee
Kristie M. Feinberg	1,425,345,708	23,068,298
| JOHN HANCOCK INTERNATIONAL GROWTH FUND	30

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5346180	87A 3/26
5/26

Annual Financial Statements & Other N-CSR Items
John Hancock
U.S. Growth Fund
U.S. equity
March 31, 2026

John Hancock
U.S. Growth Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
15	Notes to financial statements
24	Report of independent registered public accounting firm
25	Tax information
26	Shareholder meeting
1	JOHN HANCOCK U.S. GROWTH FUND |

Fund’s investments
AS OF 3-31-26
	Shares	Value
Common stocks 97.1%		$2,777,287,958
(Cost $1,935,239,853)
Communication services 13.0%		373,068,145
Entertainment 3.3%
Netflix, Inc. (A)	695,242	66,847,518
Spotify Technology SA (A)	58,400	28,318,744
Interactive media and services 9.7%
Alphabet, Inc., Class A	699,208	201,064,252
Meta Platforms, Inc., Class A	134,301	76,837,631
Consumer discretionary 10.2%		292,174,157
Automobiles 2.4%
Tesla, Inc. (A)	186,796	69,441,413
Broadline retail 4.8%
Amazon.com, Inc. (A)	661,418	137,753,527
Distributors 0.2%
Pool Corp.	26,625	5,387,036
Hotels, restaurants and leisure 2.8%
Booking Holdings, Inc.	9,781	41,181,140
DoorDash, Inc., Class A (A)	146,279	21,963,792
Viking Holdings, Ltd. (A)	223,833	16,447,249
Consumer staples 1.8%		50,893,108
Beverages 1.0%
Monster Beverage Corp. (A)	372,948	27,023,812
Consumer staples distribution and retail 0.8%
U.S. Foods Holding Corp. (A)	258,858	23,869,296
Energy 2.0%		58,353,062
Oil, gas and consumable fuels 2.0%
Cameco Corp.	222,048	24,116,633
Targa Resources Corp.	136,547	34,236,429
Financials 3.9%		111,905,117
Capital markets 0.8%
Interactive Brokers Group, Inc., Class A	338,472	22,701,317
Financial services 3.1%
Mastercard, Inc., Class A	178,529	89,203,800
Health care 10.2%		291,230,137
Biotechnology 3.1%
AbbVie, Inc.	312,282	67,918,212
United Therapeutics Corp. (A)	34,856	20,668,911
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. GROWTH FUND	2

	Shares	Value
Health care (continued)
Health care providers and services 2.0%
Cencora, Inc.	92,899	$29,183,292
Tenet Healthcare Corp. (A)	143,733	27,123,854
Health care technology 0.8%
Veeva Systems, Inc., Class A (A)	124,282	21,831,376
Life sciences tools and services 0.6%
Waters Corp. (A)	63,605	18,941,569
Pharmaceuticals 3.7%
Eli Lilly & Company	114,771	105,562,923
Industrials 5.0%		142,754,168
Aerospace and defense 1.5%
Axon Enterprise, Inc. (A)	49,749	21,127,903
L3Harris Technologies, Inc.	65,401	22,573,155
Air freight and logistics 0.9%
C.H. Robinson Worldwide, Inc.	153,571	25,503,536
Machinery 1.7%
PACCAR, Inc.	233,735	26,996,393
Parker-Hannifin Corp.	24,618	22,039,018
Trading companies and distributors 0.9%
WESCO International, Inc.	89,592	24,514,163
Information technology 47.1%		1,346,574,116
Electronic equipment, instruments and components 1.9%
Flex, Ltd. (A)	513,419	33,608,408
Jabil, Inc.	79,031	20,993,005
Semiconductors and semiconductor equipment 22.9%
Analog Devices, Inc.	67,935	21,612,841
Broadcom, Inc.	512,792	158,714,252
KLA Corp.	33,900	49,914,699
NVIDIA Corp.	2,294,535	400,167,225
NXP Semiconductors NV	120,336	23,689,345
Software 12.0%
Cadence Design Systems, Inc. (A)	111,211	30,902,201
Microsoft Corp.	727,279	269,216,867
Palantir Technologies, Inc., Class A (A)	100,236	14,662,522
Trimble, Inc. (A)	456,938	29,806,066
Technology hardware, storage and peripherals 10.3%
Apple, Inc.	1,104,633	280,344,809
Sandisk Corp. (A)	20,370	12,941,876
3	JOHN HANCOCK U.S. GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials 0.7%		$18,805,368
Metals and mining 0.7%
Freeport-McMoRan, Inc.	319,928	18,805,368
Real estate 2.4%		70,014,242
Health care REITs 1.5%
Welltower, Inc.	227,158	44,911,408
Retail REITs 0.9%
Simon Property Group, Inc.	134,578	25,102,834
Utilities 0.8%		21,516,338
Electric utilities 0.8%
NRG Energy, Inc.	147,231	21,516,338

Exchange-traded funds 0.9%		$25,832,165
(Cost $25,269,523)
iShares Russell 1000 Growth ETF	60,582	25,832,165

	Yield (%)	Shares	Value
Short-term investments 0.3%			$9,173,187
(Cost $9,173,187)
Short-term funds 0.3%			9,173,187
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5918(B)	9,173,187	9,173,187

Total investments (Cost $1,969,682,563) 98.3%	$2,812,293,310
Other assets and liabilities, net 1.7%	48,381,318
Total net assets 100.0%	$2,860,674,628

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-26.
At 3-31-26, the aggregate cost of investments for federal income tax purposes was $1,980,206,390. Net unrealized appreciation aggregated to $832,086,920, of which $910,018,358 related to gross unrealized appreciation and $77,931,438 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. GROWTH FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-26

Assets
Unaffiliated investments, at value (Cost $1,969,682,563)	$2,812,293,310
Dividends and interest receivable	441,196
Receivable for fund shares sold	45,241,867
Receivable for investments sold	7,404,391
Receivable for securities lending income	1,228
Other assets	245,185
Total assets	2,865,627,177
Liabilities
Payable for investments purchased	3,114,968
Payable for fund shares repurchased	1,344,763
Payable to affiliates
Accounting and legal services fees	112,785
Transfer agent fees	148,646
Distribution and service fees	1,785
Trustees’ fees	3,175
Other liabilities and accrued expenses	226,427
Total liabilities	4,952,549
Net assets	$2,860,674,628
Net assets consist of
Paid-in capital	$1,831,748,166
Total distributable earnings (loss)	1,028,926,462
Net assets	$2,860,674,628

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($908,596,689 ÷ 34,556,980 shares)[1]	$26.29
Class C ($23,710,417 ÷ 1,007,090 shares)[1]	$23.54
Class I ($658,511,313 ÷ 24,255,099 shares)	$27.15
Class R2 ($1,766,680 ÷ 66,945 shares)	$26.39
Class R4 ($15,988,841 ÷ 591,422 shares)	$27.03
Class R6 ($862,330,848 ÷ 31,423,044 shares)	$27.44
Class NAV ($389,769,840 ÷ 14,206,516 shares)	$27.44
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$27.67

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-26

Investment income
Dividends	$15,376,500
Interest	4,475
Securities lending, net	6,332
Less foreign taxes withheld	(61,959)
Total investment income	15,325,348
Expenses
Investment management fees	14,033,055
Distribution and service fees	2,702,461
Accounting and legal services fees	399,145
Transfer agent fees	1,721,645
Trustees’ fees	52,573
Custodian fees	284,532
State registration fees	158,816
Printing and postage	84,358
Professional fees	122,656
Other	149,030
Total expenses	19,708,271
Less expense reductions	(248,947)
Net expenses	19,459,324
Net investment loss	(4,133,976)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	415,994,644
Affiliated investments	890
415,995,534
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(159,165,822)
(159,165,822)
Net realized and unrealized gain	256,829,712
Increase in net assets from operations	$252,695,736
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-26	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment loss	$(4,133,976)	$(3,732,074)
Net realized gain	415,995,534	144,147,744
Change in net unrealized appreciation (depreciation)	(159,165,822)	(60,476,988)
Increase in net assets resulting from operations	252,695,736	79,938,682
Distributions to shareholders
From earnings
Class A	(88,741,137)	(79,224,571)
Class C	(2,582,380)	(2,423,739)
Class I	(51,183,961)	(38,240,825)
Class R2	(167,021)	(150,368)
Class R4	(1,523,160)	(1,398,347)
Class R6	(80,454,193)	(19,492,539)
Class NAV	(36,203,553)	(7,388,199)
Total distributions	(260,855,405)	(148,318,588)
From fund share transactions
Fund share transactions	334,062,128	211,037,043
Issued in reorganization	992,906,510	—
From fund share transactions	1,326,968,638	211,037,043
Total increase	1,318,808,969	142,657,137
Net assets
Beginning of year	1,541,865,659	1,399,208,522
End of year	$2,860,674,628	$1,541,865,659
7	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$24.51	$25.46	$18.30	$22.99	$23.96
Net investment loss[1]	(0.10)	(0.10)	(0.09)	(0.01)	(0.10)
Net realized and unrealized gain (loss) on investments	4.64	1.78	8.36	(2.76)	2.75
Total from investment operations	4.54	1.68	8.27	(2.77)	2.65
Less distributions
From net realized gain	(2.76)	(2.63)	(1.11)	(1.92)	(3.62)
Net asset value, end of period	$26.29	$24.51	$25.46	$18.30	$22.99
Total return (%)[2,3]	17.38	5.66	46.08	(11.22)	10.06
Ratios and supplemental data
Net assets, end of period (in millions)	$909	$802	$768	$547	$670
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95	0.97	0.99	0.99	0.96
Expenses including reductions	0.94	0.96	0.98	0.98	0.96
Net investment loss	(0.35)	(0.36)	(0.44)	(0.04)	(0.40)
Portfolio turnover (%)	94[4]	80	69	103	91

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	8

CLASS C SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$22.33	$23.57	$17.13	$21.84	$23.08
Net investment loss[1]	(0.29)	(0.28)	(0.24)	(0.14)	(0.28)
Net realized and unrealized gain (loss) on investments	4.26	1.67	7.79	(2.65)	2.66
Total from investment operations	3.97	1.39	7.55	(2.79)	2.38
Less distributions
From net realized gain	(2.76)	(2.63)	(1.11)	(1.92)	(3.62)
Net asset value, end of period	$23.54	$22.33	$23.57	$17.13	$21.84
Total return (%)[2,3]	16.50	4.86	45.01	(11.93)	9.25
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$22	$23	$19	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70	1.72	1.74	1.74	1.71
Expenses including reductions	1.69	1.71	1.73	1.73	1.71
Net investment loss	(1.10)	(1.11)	(1.19)	(0.78)	(1.15)
Portfolio turnover (%)	94[4]	80	69	103	91

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes reorganization activity.
9	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$25.18	$26.03	$18.66	$23.35	$24.23
Net investment income (loss)[1]	(0.03)	(0.03)	(0.04)	0.04	(0.04)
Net realized and unrealized gain (loss) on investments	4.76	1.81	8.55	(2.81)	2.78
Total from investment operations	4.73	1.78	8.51	(2.77)	2.74
Less distributions
From net investment income	—	—	(0.03)	—	—
From net realized gain	(2.76)	(2.63)	(1.11)	(1.92)	(3.62)
Total distributions	(2.76)	(2.63)	(1.14)	(1.92)	(3.62)
Net asset value, end of period	$27.15	$25.18	$26.03	$18.66	$23.35
Total return (%)[2]	17.68	5.93	46.50	(11.05)	10.33
Ratios and supplemental data
Net assets, end of period (in millions)	$659	$408	$343	$262	$347
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70	0.72	0.74	0.74	0.71
Expenses including reductions	0.69	0.71	0.73	0.73	0.71
Net investment income (loss)	(0.10)	(0.11)	(0.18)	0.21	(0.16)
Portfolio turnover (%)	94[3]	80	69	103	91

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	10

CLASS R2 SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$24.62	$25.60	$18.42	$23.16	$24.15
Net investment loss[1]	(0.14)	(0.13)	(0.12)	(0.03)	(0.14)
Net realized and unrealized gain (loss) on investments	4.67	1.78	8.41	(2.79)	2.77
Total from investment operations	4.53	1.65	8.29	(2.82)	2.63
Less distributions
From net realized gain	(2.76)	(2.63)	(1.11)	(1.92)	(3.62)
Net asset value, end of period	$26.39	$24.62	$25.60	$18.42	$23.16
Total return (%)[2]	17.26	5.50	45.88	(11.36)	9.89
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	1.11	1.11	1.12	1.10
Expenses including reductions	1.07	1.10	1.10	1.11	1.09
Net investment loss	(0.48)	(0.49)	(0.56)	(0.16)	(0.54)
Portfolio turnover (%)	94[3]	80	69	103	91

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes reorganization activity.
11	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$25.11	$26.00	$18.65	$23.36	$24.25
Net investment income (loss)[1]	(0.07)	(0.07)	(0.08)	0.02	(0.05)
Net realized and unrealized gain (loss) on investments	4.75	1.81	8.56	(2.81)	2.78
Total from investment operations	4.68	1.74	8.48	(2.79)	2.73
Less distributions
From net investment income	—	—	(0.02)	—	—
From net realized gain	(2.76)	(2.63)	(1.11)	(1.92)	(3.62)
Total distributions	(2.76)	(2.63)	(1.13)	(1.92)	(3.62)
Net asset value, end of period	$27.03	$25.11	$26.00	$18.65	$23.36
Total return (%)[2]	17.52	5.77	46.38	(11.13)	10.27
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$14	$16	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95	0.96	0.97	0.95	0.89
Expenses including reductions	0.84	0.85	0.86	0.84	0.79
Net investment income (loss)	(0.24)	(0.26)	(0.28)	0.12	(0.23)
Portfolio turnover (%)	94[4]	80	69	103	91

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	12

CLASS R6 SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$25.40	$26.21	$18.78	$23.45	$24.30
Net investment income (loss)[1]	—[2]	—[2]	(0.02)	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	4.80	1.82	8.60	(2.81)	2.78
Total from investment operations	4.80	1.82	8.58	(2.75)	2.77
Less distributions
From net investment income	—	—	(0.04)	—	—
From net realized gain	(2.76)	(2.63)	(1.11)	(1.92)	(3.62)
Total distributions	(2.76)	(2.63)	(1.15)	(1.92)	(3.62)
Net asset value, end of period	$27.44	$25.40	$26.21	$18.78	$23.45
Total return (%)[3]	17.80	6.04	46.61	(10.91)	10.43
Ratios and supplemental data
Net assets, end of period (in millions)	$862	$219	$175	$121	$145
Ratios (as a percentage of average net assets):
Expenses before reductions	0.60	0.61	0.63	0.63	0.61
Expenses including reductions	0.59	0.60	0.62	0.63	0.60
Net investment income (loss)	—[4]	—[4]	(0.07)	0.32	(0.05)
Portfolio turnover (%)	94[5]	80	69	103	91

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than 0.005%.
[5]	Excludes reorganization activity.
13	JOHN HANCOCK U.S. Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$25.39	$26.20	$18.77	$23.45	$24.29
Net investment income (loss)[1]	—[2]	—[2]	(0.01)	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	4.81	1.82	8.59	(2.82)	2.79
Total from investment operations	4.81	1.82	8.58	(2.76)	2.78
Less distributions
From net investment income	—	—	(0.04)	—	—
From net realized gain	(2.76)	(2.63)	(1.11)	(1.92)	(3.62)
Total distributions	(2.76)	(2.63)	(1.15)	(1.92)	(3.62)
Net asset value, end of period	$27.44	$25.39	$26.20	$18.77	$23.45
Total return (%)[3]	17.85	6.04	46.64	(10.96)	10.48
Ratios and supplemental data
Net assets, end of period (in millions)	$390	$74	$72	$45	$52
Ratios (as a percentage of average net assets):
Expenses before reductions	0.59	0.60	0.62	0.62	0.60
Expenses including reductions	0.58	0.60	0.61	0.62	0.59
Net investment income (loss)	—[4]	—[4]	(0.07)	0.33	(0.04)
Portfolio turnover (%)	94[5]	80	69	103	91

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than 0.005%.
[5]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Growth Fund	14

Notes to financial statements
Note 1—Organization
John Hancock U.S. Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
15	JOHN HANCOCK U.S. Growth Fund |

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of March 31, 2026, there were no securities on loan.
| JOHN HANCOCK U.S. Growth Fund	16

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2026 were $12,784.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, net capital losses of $31,816,200 that are a result of security transactions occurring after October 31, 2025, are treated as occurring on April 1, 2026, the first day of the fund’s next taxable year.
Qualified late year ordinary losses of $1,199,329 are treated as occurring on April 1, 2026, the first day of the fund’s next taxable year.
As of March 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
17	JOHN HANCOCK U.S. Growth Fund |

The tax character of distributions for the years ended March 31, 2026 and 2025 was as follows:
	March 31, 2026	March 31, 2025
Ordinary income	$38,547,782	$57,528,238
Long-term capital gains	222,307,623	90,790,350
Total	$260,855,405	$148,318,588
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2026, the components of distributable earnings on a tax basis consisted of $229,855,071 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $500 million of the fund’s aggregate net assets; (b) 0.550% of the next $1.0 billion of the fund’s aggregate net assets; and (c) 0.530% of the fund’s aggregate net assets in excess of $1.5 billion. Effective May 29,2025, aggregate net assets include the net assets of the fund and Manulife Wellington U.S. Quality Growth Fund (formerly known as U.S. Diversified Growth Equity Fund), a series trust of The Manufacturers Life Insurance Company and John Hancock Variable Insurance Trust U.S. Growth Trust, a series of John Hancock Variable Insurance Trust. Prior to May 29, 2025, aggregate net assets included the net assets of the fund and Manulife U.S. Diversified Growth Equity Fund, a series trust of The Manufacturers Life Insurance Company. The advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
| JOHN HANCOCK U.S. Growth Fund	18

fund. During the year ended March 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$84,721
Class C	2,256
Class I	48,084
Class R2	160
Class	Expense reduction
Class R4	$1,498
Class R6	66,451
Class NAV	28,948
Total	$232,118

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2026, were equivalent to a net annual effective rate of 0.53% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $16,829 for Class R4 shares for the year ended March 31, 2026.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $388,441 for the year ended March 31, 2026. Of this amount, $65,927 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $322,514 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the
19	JOHN HANCOCK U.S. Growth Fund |

Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2026, CDSCs received by the Distributor amounted to $12,444 and $1,097 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,381,048	$1,056,781
Class C	253,641	28,146
Class I	—	597,212
Class R2	8,787	96
Class R4	58,985	899
Class R6	—	38,511
Total	$2,702,461	$1,721,645
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$12,970,000	3	4.140%	$4,475
| JOHN HANCOCK U.S. Growth Fund	20

Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2026 and 2025 were as follows:
	Year Ended 3-31-26		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,991,400	$114,340,060	4,023,161	$107,701,716
Distributions reinvested	2,998,922	87,598,450	2,897,904	78,069,585
Repurchased	(5,176,365)	(147,658,660)	(4,351,779)	(116,518,360)
Net increase	1,813,957	$54,279,850	2,569,286	$69,252,941
Class C shares
Sold	237,027	$6,173,648	159,221	$3,890,227
Distributions reinvested	98,509	2,581,918	98,463	2,421,203
Repurchased	(305,501)	(7,907,248)	(276,171)	(6,714,362)
Net increase (decrease)	30,035	$848,318	(18,487)	$(402,932)
Class I shares
Sold	11,364,537	$333,058,453	6,078,170	$167,707,073
Distributions reinvested	1,695,294	51,096,150	1,381,069	38,186,559
Repurchased	(5,013,955)	(147,083,327)	(4,433,041)	(121,755,168)
Net increase	8,045,876	$237,071,276	3,026,198	$84,138,464
Class R2 shares
Sold	4,116	$120,419	21,121	$585,014
Distributions reinvested	5,276	154,734	5,215	141,229
Repurchased	(3,146)	(92,781)	(18,330)	(507,280)
Net increase	6,246	$182,372	8,006	$218,963
Class R4 shares
Sold	34,293	$977,655	36,291	$990,444
Distributions reinvested	50,672	1,521,686	50,632	1,396,941
Repurchased	(58,516)	(1,683,587)	(141,550)	(3,805,702)
Net increase (decrease)	26,449	$815,754	(54,627)	$(1,418,317)
Class R6 shares
Sold	3,170,809	$95,492,951	3,147,089	$86,447,193
Issued in reorganization (Note 9)	21,963,945	667,930,162	—	—
Distributions reinvested	2,636,465	80,306,717	697,915	19,464,855
Repurchased	(4,989,599)	(152,366,139)	(1,886,647)	(52,156,249)
Net increase	22,781,620	$691,363,691	1,958,357	$53,755,799
21	JOHN HANCOCK U.S. Growth Fund |

	Year Ended 3-31-26		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	848,945	$25,538,420	505,125	$14,348,132
Issued in reorganization (Note 9)	10,689,027	324,976,348	—	—
Distributions reinvested	1,188,951	36,203,553	265,000	7,388,199
Repurchased	(1,445,936)	(44,310,944)	(588,542)	(16,244,206)
Net increase	11,280,987	$342,407,377	181,583	$5,492,125
Total net increase	43,985,170	$1,326,968,638	7,670,316	$211,037,043
Affiliates of the fund owned 100% of shares of Class NAV on March 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and reorganization activity, amounted to $2,463,124,994 and $2,407,472,003, respectively, for the year ended March 31, 2026.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$105,582,875	$(105,583,765)	$890	—	$6,332	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Reorganization
On July 9, 2025, the shareholders of John Hancock Funds II Capital Appreciation Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund.
| JOHN HANCOCK U.S. Growth Fund	22

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with a fund with a similar objective and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Acquired Fund and Acquiring Fund bore a pro-rata portion of the costs that were incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on July 18, 2025. The following outlines the reorganization:
Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Appreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
U.S. Growth Fund	Capital Appreciation Fund	$992,906,510	$469,935,237	212,897,893	32,652,972	$1,850,724,878	$2,843,631,388
Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations at March 31, 2026. See Note 5 for capital shares issued in connection with the above referenced reorganization.
Assuming the acquisition had been completed on April 1, 2025, the beginning of the reporting period, the Acquiring Fund’s pro forma results of operations for the year ended March 31, 2026 are as follows:
Net investment income	$(5,096,978)
Net realized and unrealized gain	$441,804,322
Increase (decrease) in net assets from operations	$436,707,344
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
23	JOHN HANCOCK U.S. Growth Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock U.S. Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s schedule of investments, of John Hancock U.S. Growth Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 14, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK U.S. GROWTH FUND	24

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $237,643,046 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
25	JOHN HANCOCK U.S. GROWTH FUND |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,425,116,957	23,441,042
Christine L. Hurtsellers	1,431,763,939	16,794,060
Kenneth J. Phelan	1,431,995,585	16,562,415
Thomas R. Wright	1,425,328,916	23,229,083

Non-Independent Trustee
Kristie M. Feinberg	1,425,345,708	23,068,298
| JOHN HANCOCK U.S. GROWTH FUND	26

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock U.S. Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5346145	393A 3/26
5/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	May 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	May 14, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	May 14, 2026